UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-07972

Exact name of registrant as specified in charter:	Delaware Group® Adviser Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2012

Item 1. Reports to Stockholders

Semiannual report Delaware Diversified Income Fund April 30, 2012 Fixed income mutual fund
Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and, if available, its summary prospectus, which may be obtained by visiting www.delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Diversified Income Fund at www.delawareinvestments.com.

Manage your investments online
24-hour access to your account information Obtain share prices Check your account balance and recent transactions Request statements or literature Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Diversified Income Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Disclosure of Fund expenses	1
Security type/sector allocation	3
Statement of net assets	5
Statement of operations	52
Statements of changes in net assets	54
Financial highlights	56
Notes to financial statements	66
Other Fund information	86
About the organization	87

Unless otherwise noted, views expressed herein are current as of April 30, 2012, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2012 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses
For the six-month period from November 1, 2011 to April 30, 2012

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from November 1, 2011 to April 30, 2012.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect for Class A and Class R shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

Delaware Diversified Income Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	11/1/11	4/30/12	Expense Ratio	11/1/11 to 4/30/12*
Actual Fund return
Class A	$1,000.00	$1,039.70	0.90%	$4.56
Class B	1,000.00	1,034.80	1.65%	8.35
Class C	1,000.00	1,035.80	1.65%	8.35
Class R	1,000.00	1,038.40	1.15%	5.83
Institutional Class	1,000.00	1,041.00	0.65%	3.30
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.39	0.90%	$4.52
Class B	1,000.00	1,016.66	1.65%	8.27
Class C	1,000.00	1,016.66	1.65%	8.27
Class R	1,000.00	1,019.14	1.15%	5.77
Institutional Class	1,000.00	1,021.63	0.65%	3.27

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Security type/sector allocation
Delaware Diversified Income Fund	As of April 30, 2012

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may also represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type/sector	Percentage of net assets
Agency Asset-Backed Securities	0.01%
Agency Collateralized Mortgage Obligations	1.68%
Agency Mortgage-Backed Securities	7.85%
Commercial Mortgage-Backed Securities	4.50%
Convertible Bonds	1.64%
Corporate Bonds	47.99%
Automotive	0.82%
Banking	5.76%
Basic Industry	5.20%
Brokerage	0.39%
Capital Goods	0.79%
Communications	6.65%
Consumer Cyclical	2.11%
Consumer Non-Cyclical	4.29%
Electric	3.73%
Energy	5.19%
Finance Companies	1.68%
Healthcare	0.71%
Insurance	1.52%
Natural Gas	2.90%
Real Estate	1.66%
Services	1.28%
Technology	2.03%
Transportation	1.00%
Utilities	0.28%
Municipal Bond	0.01%
Non-Agency Asset-Backed Securities	1.67%
Non-Agency Collateralized Mortgage Obligations	0.48%
Regional Bonds	3.51%
Senior Secured Loans	4.53%
Sovereign Bonds	9.53%
Supranational Banks	0.47%

Security type/sector allocation
Delaware Diversified Income Fund

Security type/sector	Percentage of net assets
U.S. Treasury Obligations	8.43%
Common Stock	0.00%
Convertible Preferred Stock	0.18%
Preferred Stock	0.52%
Warrant	0.00%
Short-Term Investments	10.32%
Securities Lending Collateral	0.99%
Total Value of Securities	104.31%
Options Written	(0.01%)
Obligation to Return Securities Lending Collateral	(1.07%)
Other Liabilities Net of Receivables and Other Assets	(3.23%)
Total Net Assets	100.00%

Statement of net assets
Delaware Diversified Income Fund	April 30, 2012 (Unaudited)

	Principal amount°		Value (U.S. $)
Agency Asset-Backed Securities – 0.01%
Fannie Mae Grantor Trust
Series 2003-T4 2A5 5.407% 9/26/33	USD	855,829	$907,599
Fannie Mae Whole Loan
Series 2001-W2 AS5 6.473% 10/25/31		2,538	2,671
•Series 2002-W11 AV1 0.579% 11/25/32		14,317	13,222
Total Agency Asset-Backed Securities
(cost $834,929)			923,492

Agency Collateralized Mortgage Obligations – 1.68%
Fannie Mae Grantor Trust
•Series 1999-T2 A1 7.50% 1/19/39		22,434	25,500
Series 2001-T8 A2 9.50% 7/25/41		78,803	95,219
Series 2002-T4 A3 7.50% 12/25/41		245,262	283,501
Series 2002-T19 A1 6.50% 7/25/42		156,810	181,703
Series 2004-T1 1A2 6.50% 1/25/44		77,118	86,505
Fannie Mae Interest Strip
Series 265 2 9.00% 3/1/24		11,141	13,167
Fannie Mae REMICS
Series 1990-92 C 7.00% 8/25/20		1,313	1,493
Series 1996-46 ZA 7.50% 11/25/26		220,812	249,760
Series 2001-50 BA 7.00% 10/25/41		120,047	129,362
Series 2002-83 GH 5.00% 12/25/17		409,781	439,411
Series 2002-90 A2 6.50% 11/25/42		292,350	340,222
Series 2003-26 AT 5.00% 11/25/32		14,121,062	15,029,940
Series 2003-38 MP 5.50% 5/25/23		5,396,978	5,951,513
Series 2003-106 WE 4.50% 11/25/22		11,400,000	11,920,852
Series 2003-122 AJ 4.50% 2/25/28		222,837	228,083
Series 2005-110 MB 5.50% 9/25/35		2,428,011	2,674,872
Series 2009-94 AC 5.00% 11/25/39		5,995,610	6,816,236
Series 2010-41 PN 4.50% 4/25/40		7,623,413	8,461,481
Series 2010-75 NA 4.00% 9/25/28		1,420,554	1,480,017
Series 2010-96 DC 4.00% 9/25/25		14,575,000	15,788,005
Fannie Mae Whole Loan
•Series 2002-W1 2A 7.084% 2/25/42		22,458	26,251
•Series 2002-W6 2A 7.115% 6/25/42		44,026	51,042
•Series 2003-W1 2A 7.073% 12/25/42		22,165	25,921
Series 2003-W10 1A4 4.505% 6/25/43		37,042	40,226
Series 2003-W15 2A7 5.55% 8/25/43		17,789	19,629
Series 2004-W9 2A1 6.50% 2/25/44		330,657	377,284
Series 2004-W11 1A2 6.50% 5/25/44		479,166	545,839

Statement of net assets
Delaware Diversified Income Fund

		Principal amount°		Value (U.S. $)
Agency Collateralized Mortgage Obligations (continued)
	Freddie Mac REMICS
	Series 1730 Z 7.00% 5/15/24	USD	320,163	$372,331
	Series 2326 ZQ 6.50% 6/15/31		885,160	1,013,860
	Series 2557 WE 5.00% 1/15/18		4,181,000	4,516,956
	Series 2598 QD 5.50% 4/15/32		654,685	681,093
	Series 2621 QH 5.00% 5/15/33		35,000	37,822
	Series 2622 PE 4.50% 5/15/18		6,867,752	7,303,802
	Series 2624 QH 5.00% 6/15/33		40,000	45,195
	Series 2687 PG 5.50% 3/15/32		1,187,960	1,225,865
	Series 2694 QG 4.50% 1/15/29		361,295	361,685
	Series 2717 MH 4.50% 12/15/18		125,000	133,469
	Series 2762 LG 5.00% 9/15/32		9,050,000	9,473,487
	Series 2809 DC 4.50% 6/15/19		2,785,210	2,969,628
	Series 2872 GC 5.00% 11/15/29		367,382	367,625
	Series 2890 PC 5.00% 7/15/30		795,390	801,644
	Series 3123 HT 5.00% 3/15/26		50,000	56,094
	Series 3131 MC 5.50% 4/15/33		2,075,000	2,201,184
	Series 3150 EQ 5.00% 5/15/26		45,000	50,714
	Series 3171 MG 6.00% 8/15/34		4,000,000	4,273,752
	Series 3173 PE 6.00% 4/15/35		1,135,000	1,237,815
	Series 3416 GK 4.00% 7/15/22		229,951	238,539
	Series 3656 PM 5.00% 4/15/40		11,118,918	12,667,884
•	Freddie Mac Strip Series 19 F 1.073% 6/1/28		8,301	8,173
w	Freddie Mac Structured Pass Through Securities
	Series T-42 A5 7.50% 2/25/42		124,734	150,509
	Series T-54 2A 6.50% 2/25/43		34,006	38,150
	Series T-58 2A 6.50% 9/25/43		774,505	895,427
	•Series T-60 1A4C 5.144% 3/25/44		10,677	10,891
	GNMA Series 2010-113 KE 4.50% 9/20/40		20,392,264	22,913,530
	NCUA Guaranteed Notes Series 2010-C1 A2
	2.90% 10/29/20		6,420,000	6,818,001
•	Vendee Mortgage Trust Series 2000-1 1A
	6.813% 1/15/30		8,554	10,177
Total Agency Collateralized Mortgage
Obligations (cost $144,506,620)				152,158,336

Agency Mortgage-Backed Securities – 7.85%
	Fannie Mae
	5.50% 1/1/13		88,615	90,059
	6.50% 8/1/17		151,181	167,747
	7.00% 11/15/16		77,919	80,057

		Principal amount°		Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
•	Fannie Mae ARM
	2.063% 11/1/24	USD	3,194	$3,339
	2.071% 7/1/33		88,784	92,278
	2.198% 11/1/35		1,239,503	1,323,264
	2.198% 1/1/36		142,703	150,227
	2.277% 10/1/33		117,891	124,159
	2.315% 12/1/33		6,122	6,454
	2.325% 8/1/34		9,788	10,393
	2.50% 11/1/35		176,963	188,100
	2.522% 6/1/34		164,942	174,323
	2.527% 6/1/34		2,487	2,621
	2.578% 11/1/32		614	651
	2.675% 4/1/36		642,399	686,767
	2.767% 4/1/36		379,318	403,494
	4.677% 3/1/38		21,844	23,261
	4.963% 11/1/33		516,581	552,578
	4.985% 9/1/38		665,375	716,135
	5.059% 5/1/36		625,397	675,664
	5.07% 8/1/35		186,591	199,929
	5.176% 4/1/37		1,608,908	1,721,745
	5.535% 6/1/37		12,603	13,460
	5.939% 8/1/37		1,429,288	1,554,881
	6.004% 6/1/36		214,087	230,840
	6.047% 7/1/36		126,454	136,434
	6.276% 7/1/36		6,249	6,771
	6.29% 4/1/36		1,421	1,534
	6.34% 8/1/36		83,346	90,112
	Fannie Mae Relocation 15 yr 4.00% 9/1/20		604,635	633,251
	Fannie Mae Relocation 30 yr
	4.00% 3/1/35		10,360	10,838
	5.00% 9/1/33		224,128	241,301
	5.00% 11/1/33		237,715	255,929
	5.00% 1/1/34		62,027	66,780
	5.00% 8/1/34		55,947	60,234
	5.00% 11/1/34		250,044	269,204
	5.00% 4/1/35		359,212	386,735
	5.00% 10/1/35		316,955	341,241
	5.00% 1/1/36		642,241	691,450

Statement of net assets
Delaware Diversified Income Fund

	Principal amount°		Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 15 yr
3.00% 3/1/27	USD	9,025,781	$9,444,727
4.00% 5/1/19		4,330	4,645
4.00% 11/1/25		23,940,839	25,768,322
5.00% 9/1/20		8,146	8,907
5.00% 5/1/21		862,795	938,380
5.50% 4/1/23		201,133	219,810
5.50% 6/1/23		148,241	162,007
6.00% 9/1/21		5,206,040	5,708,165
6.00% 8/1/22		83,589	91,651
Fannie Mae S.F. 15 yr TBA
3.00% 5/1/27		38,548,000	40,222,428
3.50% 5/1/27		36,941,000	38,972,755
Fannie Mae S.F. 20 yr 5.50% 8/1/28		5,885,763	6,446,060
Fannie Mae S.F. 30 yr
4.00% 1/1/42		5,201,071	5,509,173
5.00% 6/1/35		7,345	7,986
5.00% 7/1/35		17,699	19,243
5.00% 9/1/35		1,411,237	1,534,361
5.00% 12/1/36		9,442,080	10,265,864
5.00% 12/1/37		1,179,310	1,281,463
5.00% 2/1/38		962,249	1,045,600
5.50% 8/1/37		571,826	629,656
6.00% 10/1/33		2,123	2,380
6.00% 6/1/35		10,995	12,239
6.00% 4/1/36		367,508	408,859
6.00% 9/1/36		3,156,431	3,499,816
6.00% 12/1/36		384,665	426,513
6.00% 2/1/38		1,075,348	1,192,334
6.00% 7/1/38		25,626,132	28,413,976
6.00% 11/1/39		2,690,956	2,983,213
6.00% 1/1/40		23,400,526	25,946,248
6.00% 4/1/40		6,366,135	7,054,549
6.00% 2/1/41		15,837,945	17,615,384
6.50% 2/1/36		3,392,984	3,858,657
6.50% 3/1/36		2,580,432	2,934,586
6.50% 11/1/36		557,609	630,131
6.50% 9/1/37		2,376,713	2,685,825
7.00% 8/1/32		92,866	109,449

		Principal amount°		Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
	Fannie Mae S.F. 30 yr (continued)
	7.00% 9/1/32	USD	76,333	$89,963
	7.00% 2/1/36		24,221	28,114
	7.00% 4/1/37		25,763	29,862
	7.00% 12/1/37		30,157	34,951
	7.50% 1/1/31		2,241	2,733
	7.50% 3/1/32		31,650	38,625
	7.50% 4/1/32		35,379	43,313
	7.50% 6/1/34		20,890	25,595
	7.50% 10/1/34		28,291	34,482
	Fannie Mae S.F. 30 yr TBA
	3.50% 5/1/42		137,910,000	143,189,359
	4.00% 5/1/42		75,345,000	79,689,105
	5.50% 5/1/42		33,260,000	36,367,731
	6.00% 5/1/42		32,835,000	36,298,068
	6.00% 6/1/42		22,070,000	24,373,558
	Freddie Mac 7.00% 2/25/14		839	849
•	Freddie Mac ARM
	2.342% 12/1/33		336,717	355,896
	2.457% 4/1/33		3,041	3,057
	2.498% 7/1/36		621,969	659,038
	2.501% 5/1/35		289,640	306,740
	2.56% 4/1/34		34,659	36,852
	2.567% 12/1/33		85,912	91,235
	2.65% 2/1/37		929,852	993,388
	2.671% 3/1/36		114,223	122,477
	5.228% 8/1/37		14,206	15,158
	5.81% 10/1/36		159,896	170,836
	6.005% 10/1/37		14,333	15,579
	6.194% 10/1/37		477,397	519,913
	Freddie Mac Relocation 15 yr 3.50% 10/1/18		93,265	96,583
	Freddie Mac Relocation 30 yr
	5.00% 9/1/33		575,230	617,687
	6.50% 10/1/30		748	753
	Freddie Mac S.F. 15 yr
	4.50% 5/1/20		1,963,279	2,109,379
	5.00% 6/1/18		746,860	803,864
	5.00% 4/1/20		964,455	1,044,535
	5.50% 7/1/14		1,241	1,325

Statement of net assets
Delaware Diversified Income Fund

		Principal amount°		Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
	Freddie Mac S.F. 30 yr
	5.50% 7/1/40	USD	73,446,000	$80,196,715
	6.00% 2/1/36		5,836,434	6,457,695
	6.00% 8/1/38		11,446,291	12,757,696
	6.00% 10/1/38		16,042,695	17,880,712
	6.50% 10/1/32		2,935	3,359
	6.50% 8/1/38		824,249	928,471
	7.00% 11/1/33		335,143	395,441
	GNMA I S.F. 30 yr
	7.00% 5/15/28		170,212	199,457
	7.00% 12/15/34		3,552,495	4,096,795
	7.50% 10/15/30		1,618	1,971
	7.50% 2/15/32		579	682
	9.50% 9/15/17		4,401	5,095
	10.00% 7/15/17		3,101	3,116
Total Agency Mortgage-Backed Securities
	(cost $699,512,212)			709,577,410

Commercial Mortgage-Backed Securities – 4.50%
#	American Tower Trust
	Series 2007-1A AFX 144A 5.42% 4/15/37		8,015,000	8,531,463
	BAML Commercial Mortgage Securities
	Series 2004-2 A3 4.05% 11/10/38		723,648	731,719
	•Series 2005-1 A5 5.337% 11/10/42		14,810,000	16,217,054
	•Series 2005-6 A4 5.366% 9/10/47		10,190,000	11,412,586
	•Series 2006-2 A4 5.921% 5/10/45		7,622,000	8,702,388
	Series 2006-4 A4 5.634% 7/10/46		15,875,000	17,940,004
•	Bear Stearns Commercial Mortgage Securities
	Series 2005-PW10 A4 5.405% 12/11/40		7,786,000	8,719,386
	Series 2005-T20 A4A 5.299% 10/12/42		3,000,000	3,345,018
	Series 2006-PW12 A4 5.902% 9/11/38		7,235,000	8,239,652
#	CFCRE Commercial Mortgage Trust
	Series 2011-C1 A2 144A
	3.759% 4/15/44		2,815,000	2,994,228
•	Citigroup/Deutsche Bank
	Commercial Mortgage Trust
	Series 2005-CD1 A4 5.40% 7/15/44		845,000	941,784
	Series 2005-CD1 AM 5.40% 7/15/44		5,150,000	5,554,023

		Principal amount°		Value (U.S. $)
Commercial Mortgage-Backed Securities (continued)
w	Commercial Mortgage Pass Through Certificates
	•Series 2005-C6 A5A 5.116% 6/10/44	USD	9,515,000	$10,449,363
	Series 2006-C7 A2 5.69% 6/10/46		77,828	77,806
	#Series 2010-C1 A1 144A
	3.156% 7/10/46		9,087,832	9,496,021
•	Credit Suisse Mortgage Capital
	Certificates Series 2006-C1 AAB
	5.596% 2/15/39		465,039	489,985
#	DBUBS Mortgage Trust 144A
	Series 2011-LC1A A3
	5.002% 11/10/46		16,620,000	18,955,875
	•Series 2011-LC1A C 5.728% 11/10/46		6,595,000	6,775,551
•	GE Capital Commercial Mortgage
	Series 2005-C4 A4 5.437% 11/10/45		108,000	119,682
	Goldman Sachs Mortgage Securities II
	•Series 2004-GG2 A5 5.279% 8/10/38		2,310,000	2,440,587
	•Series 2004-GG2 A6 5.396% 8/10/38		10,047,000	10,831,560
	Series 2005-GG4 A4 4.761% 7/10/39		13,580,350	14,453,390
	Series 2005-GG4 A4A 4.751% 7/10/39		30,459,000	33,100,526
	•Series 2006-GG6 A4 5.553% 4/10/38		8,365,000	9,319,597
	#Series 2010-C1 A2 144A 4.592% 8/10/43		14,975,000	16,681,566
	•#Series 2010-C1 C 144A 5.635% 8/10/43		5,240,000	5,378,373
	#Series 2011 ALF A 144A 2.716% 2/10/21		2,474,238	2,516,795
	•#Series 2011-GC3 B 144A 5.361% 3/10/44		10,420,000	10,924,807
•	Greenwich Capital Commercial Funding
	Series 2005-GG5 A5 5.224% 4/10/37		28,220,000	30,624,570
•	JPMorgan Chase Commercial Mortgage Securities
	Series 2005-CB11 A4 5.335% 8/12/37		2,280,000	2,513,057
	Series 2005-LDP3 A4A 4.936% 8/15/42		8,280,000	9,130,662
	Series 2005-LDP4 A4 4.918% 10/15/42		13,948,000	15,130,456
	Series 2005-LDP5 A4 5.372% 12/15/44		10,685,000	11,959,998
	LB-UBS Commercial Mortgage Trust
	Series 2004-C1 A4 4.568% 1/15/31		5,110,000	5,363,471
	Merrill Lynch Mortgage Trust
	#Series 2002-MW1 J 144A 5.695% 7/12/34		30,000	27,280
	Series 2005-CIP1 A2 4.96% 7/12/38		168,014	170,426
	•Series 2005-CKI1 A6 5.391% 11/12/37		2,050,000	2,291,230
	Morgan Stanley Capital I
	Series 2005-HQ6 A4A 4.989% 8/13/42		4,695,000	5,168,707
	•Series 2007-T27 A4 5.817% 6/11/42		29,472,500	34,155,355

Statement of net assets
Delaware Diversified Income Fund

		Principal amount°		Value (U.S. $)
Commercial Mortgage-Backed Securities (continued)
•#	Morgan Stanley Dean Witter Capital I
	Series 2001-TOP1 E 144A
	7.607% 2/15/33	USD	185,000	$181,973
#	OBP Depositor Trust
	Series 2010-OBP A 144A 4.646% 7/15/45		8,545,000	9,725,235
#	Timberstar Trust 144A
	Series 2006-1A A 5.668% 10/15/36		14,335,000	16,021,455
	Series 2006-1A C 5.884% 10/15/36		1,500,000	1,572,791
#	WF-RBS Commercial Mortgage Trust
	Series 2011-C3 A4 144A 4.375% 3/15/44		16,065,000	17,477,901
Total Commercial Mortgage-Backed Securities
	(cost $375,857,824)			406,855,356

Convertible Bonds – 1.64%
	AAR 1.75% exercise price $29.04,
	expiration date 1/1/26		3,482,000	3,451,533
	Advanced Micro Devices
	5.75% exercise price $20.13,
	expiration date 8/15/12		2,831,000	2,869,926
	6.00% exercise price $28.08,
	expiration date 4/30/15		4,465,000	4,621,275
#	Alaska Communications System Group
	144A 6.25% exercise price $10.28,
	expiration date 4/27/18		3,532,000	2,622,510
*	Alcatel-Lucent USA 2.875% exercise
	price $15.35, expiration date 6/15/25		5,280,000	5,240,400
*	Alere 3.00% exercise price $43.98,
	expiration date 5/15/16		5,684,000	5,541,900
#	Ares Capital 144A 5.75% exercise price
	$19.13, expiration date 2/1/16		2,269,000	2,368,269
*	ArvinMeritor 4.00% exercise price
	$26.73, expiration date 2/15/27		5,128,000	4,076,760
#	BGC Partners 144A 4.50% exercise
	price $9.84, expiration date 7/13/16		2,166,000	2,144,340
*#	Clearwire Communications 144A 8.25%
	exercise price $7.08,
	expiration date 11/30/40		3,276,000	1,981,980

		Principal amount°		Value (U.S. $)
Convertible Bonds (continued)
#	Corporate Office Properties 144A 4.25%
	exercise price $48.00,
	expiration date 4/12/30	USD	2,481,000	$2,425,178
	Dendreon 2.875% exercise price $51.24,
	expiration date 1/13/16		1,634,000	1,319,455
	Euronet Worldwide 3.50% exercise price
	$40.48, expiration date 10/15/25		3,099,000	3,114,495
#	Gaylord Entertainment 144A 3.75%
	exercise price $27.25,
	expiration date 9/29/14		3,400,000	4,432,750
ϕ	General Cable 4.50% exercise price $36.75,
	expiration date 11/15/29		2,528,000	2,698,640
	Health Care REIT 3.00% exercise price
	$51.08, expiration date 11/30/29		3,597,000	4,168,024
	Helix Energy Solutions Group 3.25%
	exercise price $25.02,
	expiration date 3/12/32		3,830,000	4,390,138
ϕ	Hologic 2.00% exercise price $31.17,
	expiration date 2/27/42		1,287,000	1,222,650
#	Illumina 144A 0.25% exercise price $83.55,
	expiration date 3/11/16		1,404,000	1,289,925
	Intel 2.95% exercise price $29.96,
	expiration date 12/15/35		4,060,000	4,643,625
	James River Coal 4.50% exercise price $25.78,
	expiration date 12/1/15		1,138,000	517,790
	Jefferies Group 3.875% exercise price $37.77,
	expiration date 11/1/29		3,924,000	3,703,275
	L-3 Communications Holdings 3.00%
	exercise price $96.48,
	expiration date 8/1/35		4,301,000	4,247,238
*	Leap Wireless International 4.50%
	exercise price $93.21,
	expiration date 7/15/14		5,536,000	5,210,760
#	Lexington Realty Trust 144A
	6.00% exercise price $7.01,
	expiration date 1/11/30		2,958,000	4,037,670
	Linear Technology 3.00% exercise price
	$43.39, expiration date 5/1/27		7,575,000	7,991,624
	Live Nation Entertainment 2.875%
	exercise price $27.14,
	expiration date 7/14/27		7,106,000	6,857,289

Statement of net assets
Delaware Diversified Income Fund

		Principal amount°		Value (U.S. $)
Convertible Bonds (continued)
	MGM Resorts International 4.25%
	exercise price $18.58,
	expiration date 4/10/15	USD	3,251,000	$3,450,124
	Mirant (Escrow) 2.50% exercise price $67.95,
	expiration date 6/15/21		695,000	0
	Mylan 3.75% exercise price $13.32,
	expiration date 9/10/15		2,624,000	4,614,960
	National Retail Properties 5.125%
	exercise price $25.36,
	expiration date 6/15/28		1,948,000	2,201,240
#	Nuance Communications 144A 2.75%
	exercise price $32.30,
	expiration date 11/1/31		1,463,000	1,645,875
	NuVasive
	2.25% exercise price $44.74,
	expiration date 3/15/13		1,585,000	1,585,000
	2.75% exercise price $42.13,
	expiration date 6/30/17		2,440,000	2,095,350
#	Owens-Brockway Glass Container
	144A 3.00% exercise price $47.47,
	expiration date 5/28/15		6,520,000	6,397,749
	Pantry 3.00% exercise price $50.09,
	expiration date 11/15/12		5,105,000	5,136,906
*	Peabody Energy 4.75% exercise price $58.19,
	expiration date 12/15/41		636,000	609,765
	PHH 4.00% exercise price $25.80,
	expiration date 9/1/14		5,551,000	5,384,470
	Rovi 2.625% exercise price $47.36,
	expiration date 2/10/40		3,778,000	3,872,450
	SanDisk 1.50% exercise price $52.37,
	expiration date 8/11/17		3,688,000	3,840,130
	SBA Communications 4.00% exercise
	price $30.38, expiration date 10/1/14		1,692,000	3,115,395
	Transocean 1.50% exercise price $158.97,
	expiration date 12/15/37		2,374,000	2,362,130
	VeriSign 3.25% exercise price $34.37,
	expiration date 8/15/37		3,622,000	4,858,008
Total Convertible Bonds (cost $142,678,003)				148,358,971

		Principal amount°		Value (U.S. $)
Corporate Bonds – 47.99%
Automotive – 0.82%
#	Allison Transmission 144A 11.00% 11/1/15	USD	2,109,000	$2,224,995
	America Axle & Manufacturing 7.875% 3/1/17		6,837,000	7,093,388
	ArvinMeritor 8.125% 9/15/15		8,498,000	9,060,993
	Chrysler Group 8.25% 6/15/21		5,635,000	5,860,400
*	Ford Motor 7.45% 7/16/31		12,734,000	16,283,602
	Ford Motor Credit
	5.00% 5/15/18		12,500,000	13,539,112
	7.50% 8/1/12		701,000	712,200
	12.00% 5/15/15		10,732,000	13,602,809
	Tomkins 9.00% 10/1/18		5,109,000	5,709,308
				74,086,807

Banking – 5.76%
	Abbey National Treasury Services
	4.00% 4/27/16		9,305,000	9,208,433
	AgriBank 9.125% 7/15/19		12,423,000	15,983,742
	Bank of America
	3.75% 7/12/16		15,730,000	15,677,415
	3.875% 3/22/17		7,065,000	7,055,109
	5.70% 1/24/22		10,600,000	11,148,370
	BB&T
	3.95% 3/22/22		10,710,000	11,026,106
	5.25% 11/1/19		20,134,000	22,382,968
	BB&T Capital Trust II 6.75% 6/7/36		13,235,000	13,542,356
•	BB&T Capital Trust IV 6.82% 6/12/57		2,300,000	2,331,625
	Branch Banking & Trust 0.622% 9/13/16		5,500,000	5,189,525
	Capital One Capital V 10.25% 8/15/39		7,422,000	7,774,545
*	City National 5.25% 9/15/20		13,865,000	14,842,011
@#	CoBank 144A 7.875% 4/16/18		10,520,000	12,824,490
	Export-Import Bank of Korea 5.00% 4/11/22		21,345,000	23,033,496
	Fifth Third Bancorp 3.50% 3/15/22		6,480,000	6,501,203
•	Fifth Third Capital Trust IV 6.50% 4/15/37		19,171,000	19,075,145
	Goldman Sachs Group 5.75% 1/24/22		6,785,000	7,098,060
•#	HBOS Capital Funding 144A
	6.071% 6/29/49		5,595,000	3,776,625
#	HSBC Bank 144A 4.75% 1/19/21		12,600,000	13,567,163
	HSBC Holdings 4.00% 3/30/22		23,940,000	24,371,230
	JPMorgan Chase
	4.50% 1/24/22		10,480,000	11,185,514
	•4.63% 6/21/12	AUD	14,500,000	15,097,517
	6.00% 10/1/17	USD	11,420,000	13,127,724

Statement of net assets
Delaware Diversified Income Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Banking (continued)
	JPMorgan Chase Capital XXV 6.80% 10/1/37	USD	18,628,000	$18,814,280
	KeyBank 6.95% 2/1/28		19,095,000	22,019,457
	KeyCorp 5.10% 3/24/21		8,965,000	10,096,392
	Korea Development Bank 8.00% 1/23/14		13,825,000	15,202,233
	Lloyds TSB Bank 4.20% 3/28/17		11,730,000	11,913,575
•	National City Bank 0.845% 6/7/17		10,600,000	9,964,477
	PNC Bank 6.875% 4/1/18		18,049,000	21,717,766
	PNC Funding 3.30% 3/8/22		6,090,000	6,171,308
•#	PNC Preferred Funding Trust II 144A
	1.696% 3/29/49		13,400,000	10,211,336
	SunTrust Bank
	•0.782% 8/24/15		6,285,000	5,811,683
	3.50% 1/20/17		5,890,000	6,048,147
	SVB Financial Group 5.375% 9/15/20		5,500,000	6,061,748
	U.S. Bank
	4.95% 10/30/14		5,005,000	5,477,707
	6.30% 2/4/14		2,361,000	2,575,797
•	USB Capital IX 3.50% 4/15/49		30,217,000	23,071,283
#	VTB Bank 144A 6.00% 4/12/17		2,959,000	3,027,057
•	Wachovia 0.837% 10/15/16		7,950,000	7,404,543
	Wachovia Bank 5.60% 3/15/16		17,070,000	19,117,990
	Wells Fargo 3.50% 3/8/22		9,040,000	9,175,455
	Wells Fargo Bank 4.75% 2/9/15		10,855,000	11,689,858
	Zions Bancorporation
	4.50% 3/27/17		5,435,000	5,468,990
	7.75% 9/23/14		3,805,000	4,148,409
				521,009,863

Basic Industry – 5.20%
*	AK Steel 7.625% 5/15/20		5,423,000	5,233,195
	Alcoa
	5.40% 4/15/21		11,000,000	11,581,636
	6.75% 7/15/18		24,384,000	27,980,128
#	Anglo American Capital 144A
	2.625% 4/3/17		20,155,000	20,283,670
	ArcelorMittal
	6.25% 2/25/22		8,360,000	8,531,112
	9.85% 6/1/19		16,275,000	19,697,698
#	Barrick Gold 144A
	3.85% 4/1/22		40,080,000	41,449,372
	5.25% 4/1/42		2,405,000	2,534,750

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
	Barrick North America Finance
	4.40% 5/30/21	USD	5,264,000	$5,680,498
	Celanese U.S. Holdings 6.625% 10/15/18		2,276,000	2,458,080
*#	Cemex Espana Luxembourg 144A
	9.25% 5/12/20		4,298,000	3,891,839
*•#	Cemex SAB 144A 5.47% 9/30/15		14,829,000	13,309,028
	Century Aluminum 8.00% 5/15/14		5,067,000	5,193,675
	CF Industries 7.125% 5/1/20		6,726,000	8,054,385
#	CODELCO 144A 3.75% 11/4/20		5,437,000	5,691,424
	Compass Minerals International
	8.00% 6/1/19		3,575,000	3,887,813
	Domtar 4.40% 4/1/22		7,710,000	7,770,223
	Dow Chemical 8.55% 5/15/19		35,451,000	47,073,858
#	Essar Steel Algoma 144A
	9.875% 6/15/15		5,482,000	5,070,850
#	FMG Resources August 2006 144A
	*6.875% 4/1/22		1,800,000	1,831,500
	7.00% 11/1/15		5,046,000	5,247,840
	Georgia-Pacific
	8.00% 1/15/24		24,421,000	31,918,466
	#144A 8.25% 5/1/16		1,890,000	2,093,175
	Headwaters 7.625% 4/1/19		6,763,000	6,644,648
	Hexion U.S. Finance 8.875% 2/1/18		8,589,000	9,039,923
	International Paper
	4.75% 2/15/22		26,806,000	28,671,321
	9.375% 5/15/19		2,347,000	3,141,004
#	International Wire Group Holdings 144A
	9.75% 4/15/15		82,000	86,715
#	Kinross Gold 144A 5.125% 9/1/21		10,195,000	10,565,272
#	LyondellBasell Industries 144A
	5.75% 4/15/24		8,525,000	8,844,688
#	MacDermid 144A 9.50% 4/15/17		4,088,000	4,282,180
	Mohawk Industries 6.375% 1/15/16		2,349,000	2,589,773
*	Momentive Performance Materials
	11.50% 12/1/16		3,276,000	2,727,270
#	Murray Energy 144A 10.25% 10/15/15		4,660,000	4,450,300
	Norcraft Finance 10.50% 12/15/15		3,368,000	3,165,920
	Nortek 8.50% 4/15/21		6,440,000	6,391,700
	Novelis 8.75% 12/15/20		7,055,000	7,813,413

Statement of net assets
Delaware Diversified Income Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
	Ply Gem Industries 13.125% 7/15/14	USD	3,187,000	$3,234,805
=@	Port Townsend 12.431% 8/27/12		629,656	286,493
	Rayonier 3.75% 4/1/22		9,660,000	9,588,236
	Ryerson
	•7.922% 11/1/14		1,560,000	1,521,000
	12.00% 11/1/15		5,346,000	5,599,935
	Smurfit Kappa Funding 7.75% 4/1/15		4,016,000	4,056,160
	Steel Dynamics
	6.75% 4/1/15		2,595,000	2,653,388
	7.75% 4/15/16		5,445,000	5,690,025
	Teck Resources
	3.00% 3/1/19		5,330,000	5,331,487
	5.20% 3/1/42		13,435,000	13,127,339
	Vale Overseas 4.375% 1/11/22		33,150,000	34,130,278
				470,097,488
Brokerage – 0.39%
•	Bear Stearns 4.923% 12/7/12	AUD	6,340,000	6,581,343
	Jefferies Group
	6.25% 1/15/36	USD	6,538,000	5,769,785
	6.45% 6/8/27		4,100,000	3,936,000
	Lazard Group 6.85% 6/15/17		16,889,000	18,670,874
				34,958,002
Capital Goods – 0.79%
	Anixter 10.00% 3/15/14		2,102,000	2,306,945
	Berry Plastics 9.75% 1/15/21		5,045,000	5,536,888
	Case New Holland 7.75% 9/1/13		4,069,000	4,364,003
#	DAE Aviation Holdings 144A 11.25% 8/1/15		90,000	93,375
	Kratos Defense & Security Solutions
	10.00% 6/1/17		2,705,000	2,921,400
#	Plastipak Holdings 144A 10.625% 8/15/19		3,668,000	4,199,860
#	Reynolds Group Issuer 144A 9.00% 4/15/19		13,490,000	13,624,900
	Stanley Black & Decker 3.40% 12/1/21		8,680,000	8,967,872
	TriMas 9.75% 12/15/17		3,500,000	3,902,500
#	URS 144A 5.00% 4/1/22		8,655,000	8,674,353
#	Votorantim Cimentos 144A 7.25% 4/5/41		16,180,000	16,624,949
				71,217,045

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Communications – 6.65%
	Affinion Group 7.875% 12/15/18	USD	6,058,000	$5,315,895
	America Movil SAB 5.00% 3/30/20		11,125,000	12,623,604
	American Tower
	4.50% 1/15/18		1,735,000	1,834,350
	4.70% 3/15/22		2,595,000	2,669,191
	5.90% 11/1/21		29,665,000	33,406,912
*	AT&T 3.00% 2/15/22		3,295,000	3,311,610
#	Brasil Telecom 144A 5.75% 2/10/22		16,473,000	16,926,008
	Cablevision Systems
	8.00% 4/15/20		122,000	132,370
	8.625% 9/15/17		335,000	369,338
	CCO Holdings
	7.375% 6/1/20		2,270,000	2,488,488
	8.125% 4/30/20		57,000	64,125
	CenturyLink 5.80% 3/15/22		13,225,000	13,135,665
	Citizens Communications 6.25% 1/15/13		1,495,000	1,536,113
	Clear Channel Communications
	9.00% 3/1/21		2,783,000	2,532,530
#	Clear Channel Worldwide Holdings 144A
	7.625% 3/15/20		4,435,000	4,403,113
#	Clearwire Communications 144A
	12.00% 12/1/15		10,263,000	9,518,933
*#	Columbus International 144A
	11.50% 11/20/14		7,905,000	8,655,975
	Cricket Communications
	7.75% 5/15/16		882,000	932,715
	*7.75% 10/15/20		9,844,000	9,265,665
	Crown Castle International
	9.00% 1/15/15		1,893,000	2,101,230
#	Crown Castle Towers 144A
	4.883% 8/15/20		53,140,000	56,463,056
#	Deutsche Telekom International
	Finance 144A
	2.25% 3/6/17		15,590,000	15,493,373
	3.125% 4/11/16		10,005,000	10,376,816
#	Digicel 144A 8.25% 9/1/17		2,277,000	2,396,543
#	Digicel Group 144A
	8.875% 1/15/15		2,865,000	2,893,650
	9.125% 1/15/15		1,038,000	1,049,937

Statement of net assets
Delaware Diversified Income Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Communications (continued)
	DirecTV Holdings
	#144A 3.80% 3/15/22	USD	29,675,000	$29,601,079
	4.60% 2/15/21		425,000	455,416
	DISH DBS
	6.75% 6/1/21		1,171,000	1,288,100
	7.125% 2/1/16		415,000	461,688
	7.875% 9/1/19		6,165,000	7,166,813
	Entravision Communications 8.75% 8/1/17		2,400,000	2,544,000
	Intelsat Bermuda 11.25% 2/4/17		7,322,000	7,614,880
	Intelsat Bermuda PIK
	11.50% 2/4/17		1,035,287	1,081,875
	#144A 11.50% 2/4/17		1,975,000	2,044,125
	Intelsat Jackson Holdings 7.25% 10/15/20		3,558,000	3,727,005
	Interpublic Group 4.00% 3/15/22		14,800,000	14,823,088
	Level 3 Financing 10.00% 2/1/18		4,041,000	4,445,100
	MDC Partners 11.00% 11/1/16		111,000	121,268
	MetroPCS Wireless 6.625% 11/15/20		2,785,000	2,687,525
#	Nara Cable Funding 144A 8.875% 12/1/18		6,560,000	6,035,200
	Nexstar Broadcasting 8.875% 4/15/17		106,000	113,685
	Nielsen Finance
	11.50% 5/1/16		1,928,000	2,236,480
	11.625% 2/1/14		1,453,000	1,689,113
	NII Capital
	8.875% 12/15/19		1,557,000	1,576,463
	10.00% 8/15/16		6,000,000	6,750,000
#	Oi 144A 9.75% 9/15/16	BRL	34,266,000	19,010,200
	Omnicom Group 3.625% 5/1/22	USD	13,450,000	13,489,032
#	ONO Finance II 144A 10.875% 7/15/19		1,860,000	1,590,300
	PAETEC Holding 8.875% 6/30/17		3,792,000	4,161,720
	Qwest 6.75% 12/1/21		12,490,000	14,101,622
#	Sinclair Television Group 144A
	9.25% 11/1/17		3,380,000	3,785,600
#	Sirius XM Radio 144A 8.75% 4/1/15		4,500,000	5,130,000
	Sprint Capital 8.75% 3/15/32		3,321,000	2,831,153
	Sprint Nextel
	6.00% 12/1/16		2,915,000	2,659,938
	8.375% 8/15/17		3,110,000	3,008,925
	#144A 9.125% 3/1/17		5,010,000	4,984,950
	Telecom Italia Capital 5.25% 10/1/15		6,095,000	6,216,900

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Communications (continued)
	Telefonica Emisiones 6.421% 6/20/16	USD	23,950,000	$24,676,618
	Telesat Canada
	#144A 6.00% 5/15/17		3,630,000	3,630,000
	11.00% 11/1/15		10,548,000	11,259,990
	12.50% 11/1/17		1,753,000	1,972,125
	Time Warner Cable
	5.50% 9/1/41		12,505,000	13,233,241
	8.25% 4/1/19		14,091,000	18,379,455
#	Univision Communications 144A
	6.875% 5/15/19		5,325,000	5,411,531
#	UPC Holding 144A 9.875% 4/15/18		2,204,000	2,446,440
#	UPCB Finance III 144A 6.625% 7/1/20		9,469,000	9,658,380
	Videotron Ltee
	6.375% 12/15/15		552,000	567,180
	9.125% 4/15/18		2,093,000	2,323,230
#	VimpelCom Holdings 144A
	•4.471% 6/29/14		11,790,000	11,804,490
	7.504% 3/1/22		6,389,000	6,229,275
	Virgin Media Finance 8.375% 10/15/19		3,394,000	3,826,735
	Virgin Media Secured Finance
	5.25% 1/15/21		1,010,000	1,123,901
	6.50% 1/15/18		36,143,000	39,576,584
#	Vivendi 144A
	3.45% 1/12/18		400,000	390,981
	6.625% 4/4/18		26,463,000	30,037,489
#	Wind Acquisition Finance 144A
	11.75% 7/15/17		8,461,000	8,355,238
	Windstream
	7.875% 11/1/17		1,811,000	2,010,210
	8.125% 8/1/13		1,918,000	2,047,465
#	XM Satellite Radio 144A 13.00% 8/1/13		4,424,000	5,026,770
				601,317,776
Consumer Cyclical – 2.11%
	AutoZone 3.70% 4/15/22		7,565,000	7,713,743
	CKE Restaurants 11.375% 7/15/18		4,893,000	5,663,648
	Dave & Buster’s 11.00% 6/1/18		1,514,000	1,642,690
#	Delphi 144A 6.125% 5/15/21		6,275,000	6,714,250
	Express 8.75% 3/1/18		4,000	4,450
#	FUEL Trust 144A 3.984% 6/15/16		6,710,000	6,957,787

Statement of net assets
Delaware Diversified Income Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
	Hanesbrands 6.375% 12/15/20	USD	5,070,000	$5,260,125
	Historic TW 6.875% 6/15/18		23,194,000	28,566,286
	Host Hotels & Resorts
	#144A 5.25% 3/15/22		5,615,000	5,607,981
	*5.875% 6/15/19		3,250,000	3,469,375
	6.00% 11/1/20		5,090,000	5,439,938
	#144A 6.00% 10/1/21		5,645,000	6,040,150
	Ingles Markets 8.875% 5/15/17		3,484,000	3,788,850
*	Levi Strauss 7.625% 5/15/20		1,380,000	1,488,675
	Lowe’s 3.12% 4/15/22		21,965,000	22,315,605
	Macy’s Retail Holdings
	3.875% 1/15/22		890,000	918,096
	5.90% 12/1/16		11,621,000	13,354,528
	New Albertsons 7.25% 5/1/13		1,110,000	1,165,500
	OSI Restaurant Partners 10.00% 6/15/15		3,756,000	3,896,850
	Quiksilver 6.875% 4/15/15		5,750,000	5,850,625
*#	Rite Aid 144A 9.25% 3/15/20		1,530,000	1,556,775
#	Sealy Mattress 144A 10.875% 4/15/16		1,100,000	1,196,261
	Time Warner 4.70% 1/15/21		250,000	277,669
	Tops Markets 10.125% 10/15/15		2,209,000	2,374,675
	Western Union 3.65% 8/22/18		7,680,000	8,314,921
	Wyndham Worldwide
	4.25% 3/1/22		24,490,000	24,681,854
	5.625% 3/1/21		6,755,000	7,490,025
	5.75% 2/1/18		8,002,000	8,893,271
				190,644,603
Consumer Non-Cyclical – 4.29%
	Bio-Rad Laboratories
	4.875% 12/15/20		1,360,000	1,433,037
	8.00% 9/15/16		2,021,000	2,243,310
	CareFusion 6.375% 8/1/19		35,940,000	42,574,884
	Celgene
	2.45% 10/15/15		4,630,000	4,753,232
	3.95% 10/15/20		11,675,000	12,239,253
	Constellation Brands 6.00% 5/1/22		5,325,000	5,617,875
	Del Monte 7.625% 2/15/19		7,038,000	7,143,570
#	Dole Food 144A 8.00% 10/1/16		3,055,000	3,238,300

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
#	Express Scripts Holding 144A
	2.65% 2/15/17	USD	8,970,000	$9,141,479
	3.50% 11/15/16		4,105,000	4,342,039
	3.90% 2/15/22		4,185,000	4,315,459
	4.75% 11/15/21		2,630,000	2,883,332
#	Heineken 144A 3.40% 4/1/22		17,735,000	18,018,813
	Jarden
	6.125% 11/15/22		2,120,000	2,236,600
	7.50% 1/15/20		2,285,000	2,502,075
	Koninklijke Philips Electronics
	3.75% 3/15/22		10,310,000	10,644,910
	5.00% 3/15/42		10,905,000	11,401,308
•	Kraft Foods 1.344% 7/10/13		16,705,000	16,796,193
	Kroger 3.40% 4/15/22		14,475,000	14,510,884
	Medtronic 3.125% 3/15/22		8,985,000	9,229,724
	Molson Coors Brewing
	3.50% 5/1/22		9,110,000	9,209,800
	5.00% 5/1/42		11,080,000	11,351,948
	NBTY 9.00% 10/1/18		7,000,000	7,761,250
#	Penrod-Ricard 144A
	2.95% 1/15/17		6,365,000	6,483,745
	4.45% 1/15/22		13,114,000	13,626,718
	5.50% 1/15/42		6,701,000	6,875,380
	Quest Diagnostics
	4.70% 4/1/21		15,330,000	16,949,936
	4.75% 1/30/20		2,035,000	2,229,222
#	SABMiller Holdings 144A
	2.45% 1/15/17		8,425,000	8,637,647
	3.75% 1/15/22		31,525,000	32,853,023
	Safeway 4.75% 12/1/21		13,650,000	13,680,794
	Sara Lee 4.10% 9/15/20		3,689,000	3,815,706
	Scotts Miracle-Gro 6.625% 12/15/20		3,478,000	3,704,070
	Tyson Foods 10.50% 3/1/14		2,985,000	3,455,138
#	Woolworths 144A
	3.15% 4/12/16		4,045,000	4,208,980
	4.55% 4/12/21		19,205,000	21,117,569
	Yale University 2.90% 10/15/14		4,905,000	5,180,798

Statement of net assets
Delaware Diversified Income Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
	Zimmer Holdings
	3.375% 11/30/21	USD	12,500,000	$12,837,850
	4.625% 11/30/19		16,726,000	18,796,178
				388,042,029
Electric – 3.73%
	Ameren Illinois 9.75% 11/15/18		17,440,000	23,994,719
#	American Transmission Systems 144A
	5.25% 1/15/22		20,345,000	23,215,028
	Baltimore Gas & Electric 3.50% 11/15/21		17,975,000	18,806,452
	CenterPoint Energy 5.95% 2/1/17		11,365,000	13,006,561
#	Centrais Eletricas Brasileiras 144A
	5.75% 10/27/21		25,126,000	27,450,154
	CMS Energy
	4.25% 9/30/15		6,995,000	7,293,148
	6.25% 2/1/20		8,265,000	9,148,917
	ComEd Financing III 6.35% 3/15/33		8,504,000	8,387,699
	Commonwealth Edison 3.40% 9/1/21		19,410,000	20,622,135
	Duquense Light Holdings 5.50% 8/15/15		3,168,000	3,352,343
*	Florida Power 5.65% 6/15/18		2,785,000	3,378,882
•	FPL Group Capital 6.35% 10/1/66		16,936,000	17,291,199
	Great Plains Energy 5.292% 6/15/22		15,025,000	16,457,138
•	Integrys Energy Group 6.11% 12/1/66		7,285,000	7,319,538
	Ipalco Enterprises 5.00% 5/1/18		5,745,000	5,745,000
	Jersey Central Power & Light
	5.625% 5/1/16		3,240,000	3,663,980
	LG&E & KU Energy
	3.75% 11/15/20		12,102,000	12,350,309
	#144A 4.375% 10/1/21		16,415,000	17,368,662
	PacifiCorp 2.95% 2/1/22		10,705,000	10,849,839
	Pennsylvania Electric 5.20% 4/1/20		9,953,000	11,084,019
•	PPL Capital Funding 6.70% 3/30/67		3,920,000	3,884,798
	Public Service Company of Oklahoma
	5.15% 12/1/19		14,625,000	16,720,529
	Puget Energy 6.00% 9/1/21		4,660,000	4,991,093
•	Puget Sound Energy 6.974% 6/1/67		18,119,000	18,742,312
	SCANA 4.125% 2/1/22		10,490,000	10,687,768
	Wisconsin Electric Power 2.95% 9/15/21		100,000	102,723
•	Wisconsin Energy 6.25% 5/15/67		20,260,000	20,941,911
				336,856,856

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Energy – 5.19%
	American Petroleum Tankers Parent
	10.25% 5/1/15	USD	175,000	$185,063
	AmeriGas Finance
	6.75% 5/20/20		1,260,000	1,291,500
	7.00% 5/20/22		1,360,000	1,390,600
	AmeriGas Partners 6.50% 5/20/21		1,467,000	1,496,340
	Antero Resources Finance 9.375% 12/1/17		2,410,000	2,644,975
#	BG Energy Capital 144A 4.00% 10/15/21		16,145,000	17,299,836
#	Canadian Oil Sands 144A 4.50% 4/1/22		9,640,000	9,919,425
	Comstock Resources 7.75% 4/1/19		2,082,000	1,946,670
#	Continental Resources 144A 5.00% 9/15/22		3,820,000	3,882,075
	Copano Energy 7.75% 6/1/18		3,453,000	3,668,813
	Crosstex Energy 8.875% 2/15/18		93,000	100,208
	Ecopetrol 7.625% 7/23/19		13,942,000	17,573,891
*	Encana 3.90% 11/15/21		16,065,000	15,850,789
#	ENI 144A 4.15% 10/1/20		17,210,000	17,197,351
*	Forest Oil 7.25% 6/15/19		3,837,000	3,808,223
#	Helix Energy Solutions Group 144A
	9.50% 1/15/16		3,151,000	3,312,489
#	Hercules Offshore 144A 10.50% 10/15/17		6,335,000	6,651,750
#	Hilcorp Energy I 144A
	7.625% 4/15/21		2,600,000	2,821,000
	8.00% 2/15/20		111,000	121,823
	Holly 9.875% 6/15/17		4,221,000	4,748,625
	Husky Energy 3.95% 4/15/22		25,455,000	26,452,530
	Inergy 6.875% 8/1/21		2,350,000	2,385,250
#	IPIC GMTN 144A 5.50% 3/1/22		7,350,000	7,717,500
	Linn Energy
	#144A 6.25% 11/1/19		1,390,000	1,370,888
	#144A 6.50% 5/15/19		1,085,000	1,095,850
	8.625% 4/15/20		2,636,000	2,893,010
	Lukoil International Finance
	6.125% 11/9/20		12,885,000	13,738,889
#	NFR Energy 144A 9.75% 2/15/17		3,730,000	3,301,050
	Noble Holding International
	3.95% 3/15/22		12,416,000	12,638,669
	5.25% 3/15/42		21,580,000	21,857,561
	Pemex Project Funding Master Trust
	6.625% 6/15/35		6,850,000	8,100,125

Statement of net assets
Delaware Diversified Income Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Energy (continued)
	Petrobras International Finance
	3.50% 2/6/17	USD	6,345,000	$6,536,993
	5.375% 1/27/21		34,669,000	38,150,807
	5.875% 3/1/18		1,180,000	1,335,006
	Petrohawk Energy 7.25% 8/15/18		12,263,000	13,995,149
	Petroleos de Venezuela 9.00% 11/17/21		52,664,000	43,131,815
	Petroleum Development 12.00% 2/15/18		3,235,000	3,509,975
	Pioneer Drilling 9.875% 3/15/18		53,000	56,180
	Pride International 6.875% 8/15/20		38,285,000	47,224,853
*	Quicksilver Resources 9.125% 8/15/19		3,270,000	3,171,900
	Range Resources
	5.75% 6/1/21		1,840,000	1,936,600
	8.00% 5/15/19		5,208,000	5,754,840
#	Ras Laffan Liquefied Natural Gas III 144A
	5.832% 9/30/16		913,764	984,580
#	Samson Investment 144A 9.75% 2/15/20		1,425,000	1,489,125
	SandRidge Energy
	7.50% 3/15/21		1,715,000	1,740,725
	#144A 8.125% 10/15/22		2,855,000	2,965,631
	8.75% 1/15/20		5,000	5,350
	Transocean
	5.05% 12/15/16		17,035,000	18,517,215
	6.375% 12/15/21		9,375,000	10,998,338
	Weatherford International
	4.50% 4/15/22		16,980,000	17,560,241
	9.625% 3/1/19		10,546,000	13,969,569
#	Woodside Finance 144A
	8.125% 3/1/14		4,095,000	4,543,018
	8.75% 3/1/19		11,176,000	14,396,733
				469,437,411
Finance Companies – 1.68%
#	CDP Financial 144A
	4.40% 11/25/19		20,171,000	22,240,545
	5.60% 11/25/39		3,130,000	3,752,341
	E Trade Financial 12.50% 11/30/17		7,406,000	8,665,020
	General Electric Capital
	2.30% 4/27/17		6,045,000	6,060,294
	#144A 3.80% 6/18/19		8,320,000	8,392,733
	4.65% 10/17/21		10,230,000	11,144,173
	*5.50% 2/1/17	NZD	8,950,000	7,586,059
	6.00% 8/7/19	USD	38,621,000	45,713,282

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Finance Companies (continued)
*#	Hyundai Capital Services 144A 3.50% 9/13/17	USD	6,725,000	$6,795,021
•#	ILFC E-Capital Trust I 144A 5.03% 12/21/65		6,865,000	4,840,786
•#	ILFC E-Capital Trust II 144A 6.25% 12/21/65		2,787,000	2,076,315
	International Lease Finance
	5.875% 4/1/19		3,775,000	3,712,675
	6.25% 5/15/19		3,232,000	3,264,698
	6.625% 11/15/13		170,000	175,950
	8.25% 12/15/20		3,395,000	3,810,888
	8.75% 3/15/17		6,429,000	7,232,625
	Nuveen Investments 10.50% 11/15/15		6,345,000	6,582,938
				152,046,343
Healthcare – 0.71%
	Accellent 8.375% 2/1/17		2,760,000	2,797,950
#	AMGH Merger Sub 144A 9.25% 11/1/18		4,305,000	4,455,675
	Biomet 11.625% 10/15/17		3,292,000	3,588,280
	Biomet PIK 10.375% 10/15/17		2,823,000	3,066,484
	Boston Scientific 6.00% 1/15/20		11,725,000	13,713,711
	Community Health Systems
	#144A 8.00% 11/15/19		2,185,000	2,321,563
	8.875% 7/15/15		1,019,000	1,053,391
	HCA 7.50% 2/15/22		6,330,000	6,828,488
*	HCA Holdings 7.75% 5/15/21		7,174,000	7,568,570
#	Kinetic Concepts 144A 12.50% 11/1/19		5,165,000	4,803,450
#	Multiplan 144A 9.875% 9/1/18		5,304,000	5,781,360
#	Mylan 144A 6.00% 11/15/18		5,615,000	5,923,825
	Radnet Management 10.375% 4/1/18		2,510,000	2,503,725
				64,406,472
Insurance – 1.52%
	American International Group
	5.85% 1/16/18		1,300,000	1,433,233
	•8.175% 5/15/58		1,576,000	1,692,230
	8.25% 8/15/18		10,795,000	13,112,633
•	Chubb 6.375% 3/29/67		13,273,000	13,654,599
	Coventry Health Care 5.45% 6/15/21		19,270,000	21,794,890
#	Highmark 144A
	4.75% 5/15/21		5,710,000	5,806,425
	6.125% 5/15/41		2,145,000	2,269,172
•	ING Groep 5.775% 12/29/49		6,320,000	5,435,200
•#	Liberty Mutual Group 144A 7.00% 3/15/37		3,575,000	3,235,375

Statement of net assets
Delaware Diversified Income Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Insurance (continued)
	MetLife
	6.40% 12/15/36	USD	35,000	$34,412
	6.817% 8/15/18		10,550,000	13,053,800
#	MetLife Capital Trust X 144A 9.25% 4/8/38		11,710,000	14,344,750
#	Metropolitan Life Global Funding I 144A
	3.875% 4/11/22		100,000	101,110
	Prudential Financial
	3.875% 1/14/15		4,320,000	4,560,386
	4.50% 11/15/20		3,640,000	3,895,386
	4.50% 11/16/21		3,310,000	3,537,579
	6.00% 12/1/17		7,845,000	9,236,570
w=‡@#	Twin Reefs Pass Through Trust 144A
	4.058% 12/31/49		1,900,000	0
•	XL Group 6.50% 12/31/49		5,104,000	4,274,600
•#	ZFS Finance USA Trust II 144A 6.45% 12/15/65		12,255,000	12,071,175
•#	ZFS Finance USA Trust IV 144A 5.875% 5/9/32		3,420,000	3,432,825
				136,976,350
Natural Gas – 2.90%
	Apache
	3.25% 4/15/22		5,255,000	5,436,581
	4.75% 4/15/43		15,050,000	16,102,522
#	CNOOC Finance 2012 144A 3.875% 5/2/22		12,235,000	12,270,261
	El Paso Pipeline Partners Operating
	6.50% 4/1/20		12,790,000	14,755,759
•	Enbridge Energy Partners 8.05% 10/1/37		18,785,000	20,571,416
	Energy Transfer Partners 9.70% 3/15/19		8,635,000	11,137,138
	Enterprise Products Operating
	•7.034% 1/15/68		26,630,000	28,594,283
	•8.375% 8/1/66		1,492,000	1,620,270
	9.75% 1/31/14		3,046,000	3,478,157
	Kinder Morgan Energy Partners
	3.95% 9/1/22		10,345,000	10,439,429
	9.00% 2/1/19		16,492,000	21,254,873
	NiSource Finance 5.80% 2/1/42		10,475,000	11,440,093
#	Pertamina Persero 144A
	4.875% 5/3/22		4,650,000	4,638,375
	6.00% 5/3/42		14,550,000	14,331,750
	Plains All American Pipeline 8.75% 5/1/19		14,204,000	18,763,953
	Southwest Gas 3.875% 4/1/22		13,365,000	14,007,522

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Natural Gas (continued)
•	TransCanada Pipelines 6.35% 5/15/67	USD	27,180,000	$28,403,427
	Williams Partners
	4.00% 11/15/21		9,090,000	9,433,202
	7.25% 2/1/17		12,798,000	15,529,208
				262,208,219
Real Estate – 1.66%
	Alexandria Real Estate Equities
	4.60% 4/1/22		13,785,000	13,869,585
	Brandywine Operating Partnership
	4.95% 4/15/18		10,955,000	11,206,132
	Developers Diversified Realty
	4.75% 4/15/18		7,770,000	8,060,699
	7.50% 4/1/17		5,330,000	6,119,261
	7.875% 9/1/20		9,374,000	11,275,525
	9.625% 3/15/16		3,656,000	4,453,655
	Digital Realty Trust
	5.25% 3/15/21		16,343,000	17,340,577
	5.875% 2/1/20		7,425,000	8,192,968
	Health Care REIT
	4.125% 4/1/19		7,030,000	7,093,727
	5.25% 1/15/22		1,410,000	1,495,701
	Mack-Cali Realty 4.50% 4/18/22		8,860,000	9,074,137
#	Qatari Diar Finance 144A 5.00% 7/21/20		7,392,000	8,094,240
	Regency Centers
	4.80% 4/15/21		9,255,000	9,785,821
	5.875% 6/15/17		2,168,000	2,452,086
	UDR 4.625% 1/10/22		9,500,000	9,955,126
•#	USB Realty 144A 1.614% 12/22/49		7,700,000	5,766,453
#	WEA Finance 144A 4.625% 5/10/21		14,750,000	15,317,551
				149,553,244
Services – 1.28%
	Ameristar Casinos 7.50% 4/15/21		5,490,000	5,833,125
#	Ashtead Capital 144A 9.00% 8/15/16		3,721,000	3,902,399
	Beazer Homes USA 9.125% 5/15/19		2,428,000	2,045,590
	Casella Waste Systems 11.00% 7/15/14		2,199,000	2,374,920
	Clean Harbors 7.625% 8/15/16		802,000	846,110
	Corrections Corporation of America
	7.75% 6/1/17		6,151,000	6,704,590

Statement of net assets
Delaware Diversified Income Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Services (continued)
#	Delta Air Lines 144A 12.25% 3/15/15	USD	101,000	$110,343
#	Equinox Holdings 144A 9.50% 2/1/16		1,146,000	1,236,248
	FTI Consulting
	6.75% 10/1/20		3,645,000	3,877,369
	7.75% 10/1/16		1,035,000	1,081,575
	Geo Group 6.625% 2/15/21		4,067,000	4,311,020
	Harrah’s Operating 11.25% 6/1/17		2,161,000	2,398,710
	Iron Mountain
	7.75% 10/1/19		1,475,000	1,615,125
	8.00% 6/15/20		2,163,000	2,300,891
	Kansas City Southern de Mexico
	8.00% 2/1/18		1,533,000	1,720,793
	M/I Homes 8.625% 11/15/18		4,285,000	4,306,425
	MGM Resorts International
	10.375% 5/15/14		175,000	200,375
	*11.375% 3/1/18		11,469,000	13,719,790
	13.00% 11/15/13		3,503,000	4,080,995
	Mobile Mini 6.875% 5/1/15		2,249,000	2,293,980
	PHH 9.25% 3/1/16		10,874,000	11,145,850
*	Pinnacle Entertainment 8.75% 5/15/20		6,124,000	6,782,330
	Royal Caribbean Cruises 7.00% 6/15/13		4,605,000	4,835,250
	RSC Equipment Rental 10.25% 11/15/19		6,011,000	6,792,430
*	Ryland Group 8.40% 5/15/17		4,675,000	5,200,938
•#	ServiceMaster 144A 10.75% 7/15/15		1,790,000	1,872,805
	Standard Pacific 10.75% 9/15/16		4,573,000	5,281,815
#	United Air Lines 144A 12.00% 11/1/13		5,406,000	5,743,875
	West 7.875% 1/15/19		1,985,000	2,126,431
	Wynn Las Vegas 7.75% 8/15/20		1,030,000	1,143,300
				115,885,397
Technology – 2.03%
	Amkor Technology 7.375% 5/1/18		2,365,000	2,542,375
	Applied Materials 4.30% 6/15/21		600,000	664,825
	Aspect Software 10.625% 5/15/17		48,000	52,200
	Avaya
	#144A 7.00% 4/1/19		6,071,000	6,101,355
	9.75% 11/1/15		4,930,000	4,911,513
	PIK 10.125% 11/1/15		1,755,000	1,748,419
	CDW 12.535% 10/12/17		3,352,000	3,670,440

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Technology (continued)
	Fidelity National Information Services
	7.875% 7/15/20	USD	1,350,000	$1,518,750
	First Data
	9.875% 9/24/15		5,981,000	6,055,763
	10.55% 9/24/15		3,495,000	3,573,638
	*11.25% 3/31/16		3,068,000	2,837,900
	GXS Worldwide 9.75% 6/15/15		10,014,000	9,688,545
	Hewlett-Packard 4.05% 9/15/22		27,570,000	27,871,725
	Jabil Circuit 7.75% 7/15/16		1,152,000	1,314,720
#	Lawson Software 144A 9.375% 4/1/19		1,225,000	1,286,250
*	MagnaChip Semiconductor 10.50% 4/15/18		81,000	91,328
	National Semiconductor 6.60% 6/15/17		24,882,000	30,934,123
#	Samsung Electronics America 144A
	1.75% 4/10/17		11,685,000	11,709,188
#	Seagate Technology International 144A
	10.00% 5/1/14		10,270,000	11,630,775
	Symantec 4.20% 9/15/20		9,630,000	10,086,443
	Tyco Electronics Group 3.50% 2/3/22		11,095,000	11,121,916
#	Unisys 144A 12.75% 10/15/14		1,719,000	1,914,536
	Xerox
	4.50% 5/15/21		18,395,000	19,242,568
	6.35% 5/15/18		11,188,000	13,184,129
				183,753,424
Transportation – 1.00%
#	Brambles USA 144A
	3.95% 4/1/15		20,145,000	21,102,713
	5.35% 4/1/20		7,310,000	8,030,525
	Burlington Northern Santa Fe
	4.40% 3/15/42		19,850,000	19,575,594
	5.65% 5/1/17		2,095,000	2,469,177
#	ERAC USA Finance 144A 5.25% 10/1/20		30,240,000	33,347,644
	Union Pacific 4.163% 7/15/22		5,380,000	5,919,625
				90,445,278
Utilities – 0.28%
	AES 8.00% 6/1/20		2,420,000	2,795,100
#	Calpine 144A 7.875% 7/31/20		4,180,000	4,577,100
	Elwood Energy 8.159% 7/5/26		3,049,297	3,117,906
	GenOn Energy 9.875% 10/15/20		2,995,000	2,830,275
*	Mirant Americas Generation 8.50% 10/1/21		7,728,000	6,993,839

Statement of net assets
Delaware Diversified Income Fund

	Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Utilities (continued)
NRG Energy
7.625% 1/15/18	USD	925,000	$941,188
7.875% 5/15/21		3,595,000	3,532,088
			24,787,496
Total Corporate Bonds (cost $4,138,563,054)			4,337,730,103

Municipal Bond – 0.01%
Oregon State Taxable Pension 5.892% 6/1/27		305,000	381,348
Total Municipal Bond (cost $305,000)			381,348

Non-Agency Asset-Backed Securities – 1.67%
• Ally Master Owner Trust
Series 2011-1 A1 1.11% 1/15/16		10,500,000	10,577,908
Ameriquest Mortgage Securities
Series 2003-8 AF4 5.82% 10/25/33		65,676	66,662
# Avis Budget Rental Car Funding AESOP
Series 2011-2A A 144A
2.37% 11/20/14		5,455,000	5,553,337
# Cabela’s Master Credit Card Trust
Series 2012-1A A1 144A 1.63% 2/18/20		8,925,000	8,967,889
Capital One Multi-Asset Execution Trust
•Series 2007-A1 A1 0.29% 11/15/19		1,500,000	1,472,264
•Series 2007-A4 A4 0.27% 3/16/15		400,000	399,979
Series 2007-A7 A7 5.75% 7/15/20		27,750,000	33,555,760
CenterPoint Energy Transition Bond
Series 2012-1 A2 2.161% 10/15/21		4,200,000	4,280,367
# CIT Equipment Collateral Series
2010-VT1A A3 144A 2.41% 5/15/13		1,503,741	1,508,129
Citibank Credit Card Issuance Trust
Series 2007-A3 A3 6.15% 6/15/39		3,938,000	5,294,816
Citicorp Residential Mortgage Securities
Series 2006-3 A4 5.703% 11/25/36		5,642,517	5,450,632
Series 2006-3 A5 5.948% 11/25/36		5,800,000	4,503,294
Citifinancial Mortgage Securities
Series 2003-2 AF4 4.598% 5/25/33		253,832	224,503
•# CNH Wholesale Master Note Trust
Series 2011-1A A 144A 1.04% 12/15/15		11,750,000	11,783,862

		Principal amount°		Value (U.S. $)
Non-Agency Asset-Backed Securities (continued)
@	Contimortgage Home Equity Trust
	Series 1996-4 A8 7.22% 1/15/28	USD	6,830	$6,327
	Countrywide Asset-Backed Certificates
	•Series 2005-7 AF3 4.454% 10/25/35		717	712
	@Series 2006-13 1AF3 5.944% 1/25/37		28,210	17,890
	Discover Card Master Trust
	Series 2007-A1 A1 5.65% 3/16/20		1,980,000	2,379,787
	Series 2012-A1 A1 0.81% 8/15/17		10,010,000	10,012,074
#	Enterprise Fleet Financing Series 2012-1
	A2 144A 1.14% 11/20/17		2,000,000	1,999,800
#	Ford Auto Securitization Trust
	Series 2011-R1A A3 144A 3.02% 2/15/16	CAD	5,165,000	5,333,637
	GE Capital Credit Card Master Note Trust
	Series 2012-2A 2.22% 1/15/22	USD	7,190,000	7,246,505
#	Golden Credit Card Trust Series 2012-2A
	A1 144A 1.77% 1/15/19		8,045,000	8,090,568
	Harley-Davidson Motorcycle Trust
	Series 2008-1 A4 4.90% 12/15/13		1,120,172	1,127,697
	Series 2009-4 A3 1.87% 2/15/14		327,477	327,800
•	MBNA Credit Card Master Note Trust
	Series 2002-C3 C3 1.59% 10/15/14		7,185,000	7,187,928
•	Merrill Auto Trust Securitization
	Series 2007-1 A4 0.30% 12/15/13		112,163	112,148
	Mid-State Trust Series 11 A1 4.864% 7/15/38		336,223	341,933
	Residential Asset Securities
	•Series 2006-EMX1 A2 0.469% 1/25/36		3,024,696	2,721,824
	•Series 2006-KS3 AI3 0.409% 4/25/36		53,104	48,575
#	Sonic Capital Series 2011-1A A2 144A
	5.438% 5/20/41		9,428,388	9,894,141
Total Non-Agency Asset-Backed Securities
	(cost $146,875,290)			150,488,748

Non-Agency Collateralized Mortgage Obligations – 0.48%
	American Home Mortgage Investment Trust
	Series 2005-2 5A1 5.064% 9/25/35		1,334,128	1,236,907
	Bank of America Alternative Loan Trust
	Series 2004-11 1CB1 6.00% 12/25/34		750,086	731,622
	Series 2005-1 2A1 5.50% 2/25/20		509,717	494,646

Statement of net assets
Delaware Diversified Income Fund

			Principal amount°	Value (U.S. $)
Non-Agency Collateralized Mortgage Obligations (continued)
	Bank of America Alternative Loan Trust (continued)
	Series 2005-3 2A1 5.50% 4/25/20	USD	404,264	$415,035
	Series 2005-6 7A1 5.50% 7/25/20		1,493,682	1,427,795
	Series 2005-9 5A1 5.50% 10/25/20		1,812,363	1,755,110
	Bank of America Funding
	Series 2006-5 2A10 5.75% 9/25/36		1,341,187	1,338,338
•	Bank of America Mortgage Securities
	Series 2003-D 1A2 2.885% 5/25/33		738	579
	Series 2003-E 2A2 2.889% 6/25/33		158,826	154,756
	Series 2004-D 1A1 2.851% 5/25/34		2,575	2,336
	Series 2005-I 2A2 2.747% 10/25/35		28,549	3,522
	Chase Mortgage Finance
	Series 2003-S8 A2 5.00% 9/25/18		263,638	273,629
	•Series 2005-A1 3A1 5.095% 12/25/35		1,080,993	942,710
•	Chaseflex Trust Series 2006-1 A4
	6.23% 6/25/36		6,119,000	4,866,183
	Citicorp Mortgage Securities
	Series 2006-3 1A9 5.75% 6/25/36		1,017,985	988,741
	Series 2006-4 3A1 5.50% 8/25/21		676,463	663,390
•	Citigroup Mortgage Loan Trust
	Series 2004-UST1 A6 5.071% 8/25/34		900,733	913,491
	Countrywide Alternative Loan Trust
	Series 2005-57CB 4A3 5.50% 12/25/35		603,935	424,117
•w	Countrywide Home Loan Mortgage
	Pass Through Trust
	Series 2003-21 A1 2.85% 5/25/33		61,705	60,996
	Series 2004-HYB2 2A 2.942% 7/20/34		188,184	138,808
	Series 2004-HYB5 3A1 2.966% 4/20/35		191,141	135,107
	Credit Suisse First Boston Mortgage Securities
	Series 2004-1 3A1 7.00% 2/25/34		90,334	93,861
	First Horizon Asset Securities
	Series 2004-5 2A1 6.25% 8/25/17		64,339	66,478
•#	GSMPS Mortgage Loan Trust 144A
	Series 1998-3 A 7.75% 9/19/27		82,195	87,229
	Series 1999-3 A 8.00% 8/19/29		116,954	115,427
•	GSR Mortgage Home Loan Trust
	Series 2004-9 4A1 2.77% 8/25/34		169,453	151,891
	Series 2006-AR1 3A1 5.002% 1/25/36		954,138	781,195

		Principal amount°		Value (U.S. $)
Non-Agency Collateralized Mortgage Obligations (continued)
•	JPMorgan Mortgage Trust
	Series 2005-A2 5A1 4.299% 4/25/35	USD	96,324	$96,494
	Series 2005-A8 1A1 5.341% 11/25/35		800,891	746,445
	Series 2005-A8 2A1 2.589% 11/25/35		937,551	922,629
	Series 2006-A2 3A3 5.563% 4/25/36		2,411,291	2,073,968
	Series 2007-A1 7A4 4.066% 7/25/35		183,898	85,335
•	MASTR ARM Trust
	Series 2003-6 1A2 2.70% 12/25/33		53,166	51,213
	Series 2004-10 2A2 3.319% 10/25/34		73,416	38,613
	Series 2005-6 7A1 5.323% 6/25/35		1,465,894	1,470,253
	Series 2005-7 2A2 5.36% 9/25/35		14,030	974
	Series 2006-2 4A1 4.651% 2/25/36		358,516	344,678
•#	MASTR Specialized Loan Trust Series
	2005-2 A2 144A 5.006% 7/25/35		512,391	517,744
•	Residential Accredit Loans Series
	2004-QA6 NB1 3.53% 12/26/34		8,556	5,712
•	Structured ARM Loan Trust
	Series 2006-5 5A4 5.207% 6/25/36		371,404	25,932
w	Washington Mutual Alternative Mortgage
	Pass Through Certificates
	Series 2005-1 5A2 6.00% 3/25/35		468,565	303,240
w	Washington Mutual Mortgage
	Pass Through Certificates
	Series 2003-S10 A2 5.00% 10/25/18		674,074	697,174
	Series 2004-CB3 1A 6.00% 10/25/34		551,790	572,425
	•Series 2006-AR14 2A1 5.173% 11/25/36		7,103,373	5,631,823
	Wells Fargo Mortgage-Backed Securities Trust
	Series 2005-18 1A1 5.50% 1/25/36		1,297,464	1,201,181
	Series 2006-2 3A1 5.75% 3/25/36		4,690,048	4,637,865
	Series 2006-3 A11 5.50% 3/25/36		3,281,698	3,206,495
	•Series 2006-AR5 2A1 2.616% 4/25/36		2,929,354	2,297,305
	Series 2007-8 2A6 6.00% 7/25/37		337,932	300,145
	Series 2007-14 1A1 6.00% 10/25/37		264,751	252,915
Total Non-Agency Collateralized Mortgage
	Obligations (cost $41,521,713)			43,744,457

Statement of net assets
Delaware Diversified Income Fund

	Principal amount°		Value (U.S. $)
ΔRegional Bonds – 3.51%
Australia – 2.29%
New South Wales Treasury 6.00% 4/1/19	AUD	48,791,000	$56,643,124
Queensland Treasury
6.00% 9/14/17	AUD	21,648,000	24,698,117
6.25% 6/14/19	AUD	101,963,000	119,151,534
Western Australia Treasury 7.00% 7/15/21	AUD	5,147,000	6,383,956
			206,876,731
Canada – 1.22%
Province of British Columbia 1.20% 4/25/17	USD	10,955,000	10,978,247
Province of Ontario
3.15% 6/2/22	CAD	44,777,000	45,588,902
4.00% 6/2/21	CAD	37,290,000	40,831,181
4.40% 4/14/20	USD	7,890,000	9,077,808
Province of Quebec 4.25% 12/1/21	CAD	3,235,000	3,595,361
			110,071,499
Total Regional Bonds (cost $306,390,525)			316,948,230

«Senior Secured Loans – 4.53%
Alliance HealthCare Services 7.25% 6/1/16	USD	5,568,233	5,331,583
Allied Security Holdings Tranche 2L
8.50% 1/21/18		2,715,000	2,730,842
Anchor Glass Container 6.00% 2/3/16		4,210,780	4,217,791
Aspect Software Tranche B 6.25% 5/7/16		2,041,830	2,046,935
Attachmate 6.50% 11/21/16		7,991,668	7,995,664
Autoparts Holdings
1st Lien 6.50% 7/5/17		2,313,375	2,281,566
2nd Lien 10.50% 7/5/18		1,330,000	1,300,075
Avis Budget Group Tranche B 6.25% 6/13/18		3,351,939	3,390,487
BNY ConvergEx Group
8.75% 11/29/17		1,695,142	1,684,547
8.75% 12/16/17		4,039,858	4,014,609
Brickman Group Holdings
Tranche B 7.25% 10/14/16		4,405,861	4,457,255
Brock Holdings III
10.00% 2/15/18		7,951,797	7,762,942
Tranche B 6.00% 2/15/17		2,853,147	2,847,198
Burlington Coat Factory Warehouse
Tranche B 6.25% 2/10/17		12,831,943	12,868,065

	Principal amount°		Value (U.S. $)
«Senior Secured Loans (continued)
Caesars Entertainment Operating
Tranche B6 5.494% 1/28/18	USD	14,449,000	$13,259,558
Cengage Learning Acquisitions
2.49% 7/3/14		1,860,000	1,709,163
7.50% 7/7/14		4,676,377	4,528,767
Chrysler Group 6.00% 4/28/17		12,668,246	12,919,077
Clear Channel Communication
Tranche A 3.639% 7/30/14		14,252,340	13,265,437
Tranche B 3.889% 1/29/16		13,809,940	11,170,722
Consolidated Container 5.75% 9/28/14		7,625,000	7,284,277
Covanta Energy Tranche B 4.00% 3/1/19		1,115,000	1,117,509
Datatel Tranche B 6.25% 6/5/18		2,090,000	2,126,575
Delos Aircraft 4.75% 3/17/16		1,750,000	1,760,763
Delta Air Lines Tranche B 5.50% 3/29/17		10,536,360	10,575,871
Dynegy Power 1st Lien 9.25% 7/11/16		2,747,621	2,886,734
EGP Energy 1st Lien 6.50% 5/1/18		2,085,000	2,111,719
Emdeon Tranche B 6.75% 8/3/18		6,179,513	6,247,920
First Data Tranche B2 5.00% 3/24/17		13,434,445	12,856,159
Frac Tech International Tranche B 6.25% 4/19/16		9,888,086	9,514,218
GenOn Energy Tranche B 6.00% 6/20/17		3,742,485	3,727,684
Goodman Global 1st Lien 5.75% 10/28/16		622,946	627,705
Houghton International Tranche B1 6.75% 1/11/16		4,317,419	4,341,704
IASIS Healthcare Tranche B 5.00% 4/18/18		5,650,468	5,676,601
Immucor Tranche B 7.25% 7/2/18		7,512,250	7,603,824
Ineos US Finance 6.50% 5/4/18		4,993,776	5,024,988
Kinetic Concepts Tranche B 7.00% 1/12/18		9,820,388	10,040,315
Kronos 1st Lien 6.25% 12/28/17		2,259,338	2,281,366
Landry’s Tranche B 6.50% 3/22/18		9,715,000	9,731,175
Lawson Software Tranche B 6.25% 3/16/18		4,480,000	4,548,611
Level 3 Financing
Tranche B 5.75% 9/1/18		4,075,000	4,140,709
Tranche B2 5.75% 4/11/18		4,655,000	4,730,062
Lord & Taylor 5.75% 12/2/18		2,947,613	2,992,755
LPL Holdings Tranche B 4.00% 3/6/19		3,815,000	3,826,331
MTL Publishing Tranche B 5.50% 11/14/17		3,505,000	3,532,024
Multiplan Tranche B 4.75% 8/26/17		6,950,632	6,947,400
Nuveen Investment
5.863% 5/13/17		5,253,365	5,267,050
8.25% 3/1/19		11,624,000	11,914,600
Tranche B 3.257% 11/13/14		1,565,000	1,566,471
Tranche B 7.25% 5/13/17		3,760,000	3,792,900

Statement of net assets
Delaware Diversified Income Fund

	Principal amount°		Value (U.S. $)
«Senior Secured Loans (continued)
NXP 5.25% 2/13/19	USD	10,480,000	$10,499,650
OSI Restaurant Partners
2.00% 6/14/13		461,683	448,410
2.563% 6/13/14		11,085,212	10,980,456
2.593% 6/14/13		635,664	629,657
Pharmaceutical Product Development
6.25% 11/10/18		4,129,650	4,178,256
Pinnacle Entertainment
Tranche B 4.50% 3/5/19		2,540,000	2,549,843
Pinnacle Foods Finance
Tranche B 4.75% 10/31/16		2,055,000	2,055,853
PQ 6.74% 7/30/15		15,190,000	14,525,437
Prestige Brands 5.25% 12/20/18		2,037,424	2,055,252
@ Prime Healthcare Services
Tranche B 7.25% 4/28/15		8,084,458	8,044,036
Protection One 5.75% 3/31/19		4,722,678	4,742,371
Remy International Tranche B 6.25% 12/16/16		3,359,870	3,378,064
Reynolds Group Holdings 6.50% 7/7/18		13,704,558	13,921,912
Roundy’s Supermarkets
Tranche B 5.75%1/24/19		1,990,000	2,013,940
Sensus USA 2nd Lien 8.50% 4/13/18		6,235,000	6,223,341
SRAM 8.50% 11/12/18		1,600,000	1,612,984
Swift Transportation
Tranche B2 1.25% 12/15/17		5,449,526	5,494,920
Taminco Global Chemical 6.25% 12/16/18		5,265,000	5,317,229
Toys R US Delaware Tranche B 6.00% 9/1/16		9,445,526	9,463,189
Univision Communications 4.489% 3/29/17		13,212,674	12,369,441
US TelePacific 5.75% 2/10/17		6,524,218	6,264,881
Visant 5.25% 12/31/16		2,331,460	2,305,651
Yankee Candle 5.25% 3/2/19		1,795,000	1,810,706
Total Senior Secured Loans (cost $400,185,856)			409,463,782

ΔSovereign Bonds – 9.53%
Brazil – 0.37%
Brazil Government International Bond
5.625% 1/7/41		12,934,000	15,456,130
8.875% 10/14/19		12,580,000	17,964,240
			33,420,370

	Principal amount°		Value (U.S. $)
ΔSovereign Bonds (continued)
Canada – 0.36%
Canadian Government Bond
3.75% 6/1/19	CAD	14,339,000	$16,362,066
4.00% 6/1/17	CAD	14,336,000	16,174,172
			32,536,238
Chile – 0.39%
Chile Government International Bond
5.50% 8/5/20	CLP	16,226,500,000	35,048,705
			35,048,705
Colombia – 0.18%
Colombia Government International Bond
6.125% 1/18/41	USD	13,155,000	16,680,540
			16,680,540
Croatia – 0.26%
*#Croatia Government International Bond
144A 6.25% 4/27/17		22,823,000	23,118,147
			23,118,147
Finland – 0.16%
Finland Government Bond 4.00% 7/4/25	EUR	9,289,000	14,261,616
			14,261,616
Germany – 0.30%
Deutschland Republic
2.50% 1/4/21	EUR	10,895,659	15,723,638
3.50% 7/4/19	EUR	7,627,000	11,758,365
			27,482,003
Indonesia – 0.33%
Indonesia Treasury Bond
11.00% 11/15/20	IDR	111,000,000,000	16,155,674
# Republic of Indonesia 144A
5.25% 1/17/42	USD	13,143,000	13,520,861
			29,676,535
Malaysia – 0.06%
Malaysia Government Bond
4.262% 9/15/16	MYR	15,658,000	5,382,263
			5,382,263

Statement of net assets
Delaware Diversified Income Fund

	Principal amount°		Value (U.S. $)
ΔSovereign Bonds (continued)
Mexico – 1.01%
Mexican Bonos
6.50% 6/10/21	MXN	71,091,100	$5,619,816
7.50% 6/3/27	MXN	101,530,500	8,303,697
8.50% 5/31/29	MXN	752,860,400	66,872,640
Mexico Government International Bond
4.75% 3/8/44	USD	10,090,000	10,397,745
			91,193,898
Norway – 2.09%
Norway Government Bond
3.75% 5/25/21	NOK	53,444,000	10,657,419
4.25% 5/19/17	NOK	58,455,000	11,524,491
4.50% 5/22/19	NOK	327,172,000	67,300,589
5.00% 5/15/15	NOK	516,619,000	99,598,776
			189,081,275
Panama – 0.29%
Panama Government International Bond
6.70% 1/26/36	USD	4,581,000	6,166,026
7.125% 1/29/26		5,600,000	7,616,000
7.25% 3/15/15		3,504,000	4,073,400
8.875% 9/30/27		5,330,000	8,394,750
			26,250,176
Peru – 0.32%
Peruvian Government International Bond
5.625% 11/18/50		4,410,000	5,126,625
7.125% 3/30/19		18,619,000	24,018,510
			29,145,135
Philippines – 0.36%
Philippine Government International Bond
5.00% 1/13/37		9,940,000	10,499,125
6.50% 1/20/20		8,241,000	10,095,225
9.50% 10/21/24		7,927,000	11,870,683
			32,465,033
Poland – 0.22%
Poland Government Bond
5.25% 10/25/17	PLN	53,279,000	17,154,741
5.25% 10/25/20	PLN	9,970,000	3,147,784
			20,302,525

	Principal amount°		Value (U.S. $)
ΔSovereign Bonds (continued)
Republic of Korea – 0.13%
Korea Treasury Inflation-Linked Bond
2.75% 6/10/20	KRW	11,272,119,928	$11,416,424
			11,416,424
Russia – 0.33%
Russia Eurobond
#144A 3.25% 4/4/17	USD	9,200,000	9,349,500
7.50% 3/31/30		17,397,656	20,898,934
			30,248,434
South Africa – 0.82%
# Eskom Holdings 144A 5.75% 1/26/21		13,410,000	14,482,800
Republic of South Africa
7.25% 1/15/20	ZAR	54,611,000	6,909,715
8.00% 12/21/18	ZAR	396,387,000	52,912,180
			74,304,695
Sweden – 0.14%
* Sweden Government Bond
3.00% 7/12/16	SEK	77,050,000	12,235,070
			12,235,070
Turkey – 0.07%
Turkey Government International Bond
5.625% 3/30/21	USD	5,581,000	5,999,575
			5,999,575
United Kingdom – 1.19%
United Kingdom Gilt
4.00% 3/7/22	GBP	32,207,121	61,139,035
4.25% 12/7/27	GBP	6,612,000	12,763,897
4.50% 3/7/19	GBP	6,906,000	13,411,866
4.75% 3/7/20	GBP	10,194,200	20,258,525
			107,573,323
Uruguay – 0.15%
Uruguay Government International Bond
8.00% 11/18/22	USD	9,967,500	13,819,939
			13,819,939
Total Sovereign Bonds (cost $829,612,748)			861,641,919

Statement of net assets
Delaware Diversified Income Fund

		Principal amount°		Value (U.S. $)
Supranational Banks – 0.47%
	International Bank for Reconstruction
	& Development
	3.25% 12/15/17	SEK	39,500,000	$6,211,176
	3.375% 4/30/15	NOK	94,610,000	17,052,452
	3.625% 6/22/20	NOK	54,680,000	9,821,215
	6.00% 2/15/17	AUD	7,700,000	8,671,724
	7.50% 7/30/14	NZD	1,011,000	907,719
Total Supranational Banks (cost $39,457,785)				42,664,286

U.S. Treasury Obligations – 8.43%
	U.S. Treasury Bonds
	∞3.125% 11/15/41	USD	251,005,000	251,828,547
	3.125% 2/15/42		3,930,000	3,941,668
	U.S. Treasury Notes
	0.875% 4/30/17		60,175,000	60,372,434
	1.00% 3/31/17		119,445,000	120,658,083
	2.00% 2/15/22		322,776,000	325,247,174
Total U.S. Treasury Obligations (cost $755,276,351)				762,047,906

		Number of shares
Common Stock – 0.00%
=†	Calpine		1,195,000	0
=†	Century Communications		7,875,000	0
†	Delta Air Lines		197	2,159
†	Genon Energy		2,075	4,421
	Masco		30	395
=∏†	PT Holdings		1,970	20
*†	United Continental Holdings		10	219
Total Common Stock (cost $1,520,237)				7,214

Convertible Preferred Stock – 0.18%
*	Apache 6.00% exercise price $109.12,
	expiration date 8/1/13		55,900	2,969,408
	Aspen Insurance Holdings
	5.625% exercise price $29.28,
	expiration date 12/31/49		62,854	3,476,612

		Number of shares		Value (U.S. $)
	Convertible Preferred Stock (continued)
	Bank of America 7.50% exercise price
	$50.00, expiration date 12/31/49		902	$877,421
#	Chesapeake Energy 144A 5.75%
	exercise price $27.90,
	expiration date 12/31/49		788	681,620
	HealthSouth 6.50% exercise price
	$30.50, expiration date 12/31/49		4,283	4,401,852
	PPL 9.50% exercise price $28.80,
	expiration date 7/1/13		68,150	3,669,878
	SandRidge Energy 8.50% exercise price
	$8.01, expiration date 12/31/49		4,000	483,500
	Total Convertible Preferred Stock
	(cost $17,114,337)			16,560,291

	Preferred Stock – 0.52%
	Alabama Power 5.625%		303,360	7,684,109
#	Ally Financial 144A 7.00%		9,820	8,335,339
	BB&T 5.85%		222,725	5,568,125
•	PNC Financial Services Group
	6.125%		225,000	5,692,500
	8.25%		12,972,000	13,517,304
=†	PT Holdings		394	0
•	U.S. Bancorp 6.50%		227,400	6,153,444
	Total Preferred Stock (cost $46,306,169)			46,950,821

	Warrant – 0.00%
=∏@†	Port Townsend		394	4
	Total Warrant (cost $9,456)			4

			Principal amount°
	Short-Term Investments – 10.32%
	≠Discount Notes – 2.95%
	Federal Home Loan Bank
	0.11% 5/25/12	USD	195,177,609	195,173,705
	0.115% 6/29/12		71,435,005	71,428,004
				266,601,709

Statement of net assets
Delaware Diversified Income Fund

	Principal amount°		Value (U.S. $)
Short-Term Investments (continued)
Repurchase Agreements – 7.37%
Bank of America 0.17%, dated 4/30/12,
to be repurchased on 5/1/12,
repurchase price $164,104,728
(collateralized by U.S. government
obligations 2.25%-4.125% 1/31/15-
5/15/15; market value $167,386,032)	USD	164,103,953	$164,103,953

BNP Paribas 0.17%, dated 4/30/12,
to be repurchased on 5/1/12,
repurchase price $502,126,418
(collateralized by U.S. government
obligations 0.00%-2.375% 7/26/12-
10/31/16; market value $512,166,528)		502,124,047	502,124,047
			666,228,000
Total Short-term Investments
(cost $932,812,837)			932,829,709

Total Value of Securities Before Securities
Lending Collateral – 103.32%
(cost $9,019,340,946)			9,339,332,383

		Number of shares
**Securities Lending Collateral – 0.99%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund		2,506,307	2,442,897
Delaware Investments Collateral Fund No. 1		87,284,203	87,284,203
@†Mellon GSL Reinvestment Trust II		7,211,337	0
Total Securities Lending Collateral
(cost $97,001,847)			89,727,100

Total Value of Securities – 104.31%
(cost $9,116,342,793)			9,429,059,483	©

	Number of contracts	Value (U.S. $)
Options Written – (0.01%)
Call Options – (0.01%)
U.S. Long Bond Future, strike price $140,
expires 6/30/12 (JPMC)	(293)	$(956,828)
U.S. Long Bond Future, strike price $145,
expires 6/30/12 (JPMC)	(132)	(63,938)
Total Options Written
(premium received $(559,282))		(1,020,766)
**Obligation to Return Securities Lending
Collateral – (1.07%)		(97,001,847)
Other Liabilities Net of Receivables and
Other Assets – (3.23%)		(292,045,780)«
Net Assets Applicable to 973,989,410
Shares Outstanding – 100.00%		$9,038,991,090

Net Asset Value – Delaware Diversified Income Fund
Class A ($4,740,126,872 / 510,822,946 Shares)		$9.28
Net Asset Value – Delaware Diversified Income Fund
Class B ($26,383,504 / 2,847,785 Shares)		$9.26
Net Asset Value – Delaware Diversified Income Fund
Class C ($2,162,205,374 / 233,038,490 Shares)		$9.28
Net Asset Value – Delaware Diversified Income Fund
Class R ($160,784,494 / 17,335,162 Shares)		$9.28
Net Asset Value – Delaware Diversified Income Fund
Institutional Class ($1,949,490,846 / 209,945,027 Shares)		$9.29

Components of Net Assets at April 31, 2012:
Shares of beneficial interest (unlimited authorization – no par)		$8,765,196,157
Distributions in excess of net investment income		(28,165,434)
Accumulated net realized loss on investments		(20,375,481)
Net unrealized appreciation of investments and foreign currencies		322,335,848
Total net assets		$9,038,991,090

Statement of net assets
Delaware Diversified Income Fund

°	Principal amount shown is stated in the currency in which each security is denominated.
•	Variable rate security. The rate shown is the rate as of April 30, 2012. Interest rates reset periodically.
◆	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2012, the aggregate value of Rule 144A securities was $1,398,327,236, which represented 15.47% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
*	Fully or partially on loan.
ϕ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at April 30, 2012.
@	Illiquid security. At April 30, 2012, the aggregate value of illiquid securities was $21,179,240, which represented 0.23% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At April 30, 2012, the aggregate value of fair valued securities was $286,517, which represented 0.00% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”
‡	Non income producing security. Security is currently in default.
Δ	Securities have been classified by country of origin.
«	Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at April 30, 2012.

∞	Fully or partially pledged as collateral for futures contracts.
†	Non income producing security.
∏	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At April 30, 2012, the aggregate value of the restricted securities was $24, which represent 0.00% of the Fund’s net assets.
≠	The rate shown is the effective yield at the time of purchase.
**	See Note 9 in “Notes to financial statements” for additional information on securities lending collateral.
©	Includes $89,729,239 of securities loaned.
«	Includes foreign currency valued at $26,867,786 with a cost of $26,710,104.

Net Asset Value and Offering Price Per Share –
Delaware Diversified Income Fund
Net asset value Class A (A)	$9.28
Sales charge (4.50% of offering price) (B)	0.44
Offering price	$9.72

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

Statement of net assets
Delaware Diversified Income Fund

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at April 30, 2012:[1] Foreign Currency Exchange Contracts

						Unrealized
						Appreciation
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BAML	AUD	(15,582,970)	USD	16,075,236	6/1/12	$(100,791)
BAML	BRL	28,133,993	USD	(14,830,000)	6/1/12	(176,217)
BAML	CLP	(7,784,587,000)	USD	15,919,401	6/1/12	(160,138)
BAML	EUR	(109,988,066)	USD	145,499,542	6/1/12	(126,897)
BAML	HUF	(26,612,375,100)	USD	121,356,993	6/1/12	(847,988)
BAML	JPY	22,635,396	USD	(271,482)	5/2/12	11,996
BAML	JPY	(462,988,116)	USD	5,662,839	6/1/12	(136,815)
BAML	MXN	201,049,067	USD	(15,120,767)	6/1/12	263,474
BAML	NOK	(94,678,808)	USD	16,515,570	6/1/12	(8,522)
BAML	NZD	(5,431,109)	USD	4,413,787	6/1/12	(17,215)
BAML	RUB	1,223,155,490	USD	(41,474,848)	6/1/12	(46,161)
BAML	ZAR	(476,316,989)	USD	61,025,597	6/1/12	52,808
BCLY	EUR	(12,027,594)	USD	15,905,651	6/1/12	(19,128)
BCLY	JPY	905,498,459	USD	(11,144,734)	6/1/12	198,059
CITI	BRL	51,329,970	USD	(27,030,000)	6/1/12	(294,434)
CITI	EUR	(31,756,581)	USD	41,995,633	6/1/12	(50,727)
CITI	JPY	1,053,567,228	USD	(12,969,152)	6/1/12	228,434
GSC	BRL	92,691,656	USD	(49,074,362)	6/1/12	(795,279)
GSC	GBP	(18,691,206)	USD	30,214,477	6/1/12	(117,369)
GSC	NOK	(27,458,560)	USD	4,790,064	6/1/12	(2,221)
GSC	RUB	792,304,500	USD	(26,866,887)	6/1/12	(31,267)
HSBC	AUD	(40,672,739)	USD	41,934,204	6/1/12	(286,460)
HSBC	CLP	(11,372,650,698)	USD	23,292,679	6/1/12	(198,223)
HSBC	EUR	(20,264,326)	USD	26,791,871	6/1/12	(38,510)
HSBC	JPY	963,903,350	USD	(11,870,000)	6/1/12	204,405
HSBC	NOK	(271,391,051)	USD	47,405,378	6/1/12	40,072
HSBC	PLN	(75,009,168)	USD	23,682,743	6/1/12	(22,189)
JPMC	BRL	47,339,250	USD	(25,039,273)	6/1/12	(382,301)
JPMC	EUR	(23,724,432)	USD	31,330,485	6/1/12	(81,146)
JPMC	NOK	(186,799,152)	USD	32,582,005	6/1/12	(19,656)
MNB	GBP	(34,050)	USD	55,268	5/1/12	0
MSC	AUD	(16,618,905)	USD	17,118,569	6/1/12	(132,819)
MSC	EUR	(57,275,353)	USD	75,696,596	6/1/12	(137,138)
MSC	GBP	(7,957,549)	USD	12,828,652	6/1/12	(84,756)
MSC	JPY	68,852,272	USD	(847,316)	6/1/12	15,168
MSC	NOK	(237,886,217)	USD	41,492,385	6/1/12	(25,394)
MSC	RUB	809,827,550	USD	(27,436,714)	6/1/12	(7,583)
						$(3,332,928)

Futures Contracts

				Unrealized
				Appreciation
Contracts to Buy	Notional Cost	Notional Value	Expiration Date	(Depreciation)
227 Long Gilt	$41,238,350	$42,597,088	6/30/12	$1,358,738

Swap Contracts
CDS Contracts

				Annual		Unrealized
				Protection	Termination	Appreciation
Counterparty	Swap Referenced Obligation	Notional Value		Payments	Date	(Depreciation)
	Protection Purchased:
	ITRAXX Europe Subordinate
BAML	Financials 17.1 5 yr CDS	EUR	101,345,000	5.00%	6/20/17	$5,084,819
BAML	Kingdom of Spain 5 yr CDS	USD	32,561,000	1.00%	12/20/15	1,317,110
	ITRAXX Europe Subordinate
BCLY	Financials 17.1 5 yr CDS	EUR	84,635,000	5.00%	6/20/17	4,219,655
	Kingdom of Spain
BCLY	5 yr CDS	USD	23,880,000	1.00%	3/20/15	1,252,552
BCLY	5 yr CDS		11,960,000	1.00%	3/21/16	543,147
	Republic of France
BCLY	5 yr CDS		1,158,000	0.25%	6/20/17	3,037
BCLY	5 yr CDS		34,803,000	0.25%	9/20/16	(205,701)
GSC	Republic of France 5 yr CDS		12,125,000	0.25%	9/20/16	(50,674)
	ITRAXX Europe Crossover
JPMC	17.1 5 yr CDS	EUR	110,435,000	5.00%	6/20/17	1,314,660
	Kingdom of Belgium
JPMC	5 yr CDS	USD	12,650,000	1.00%	3/20/17	(433,077)
JPMC	5 yr CDS		40,158,000	1.00%	12/20/16	(1,220,321)
	Kingdom of Spain
JPMC	5 yr CDS		22,471,000	1.00%	3/20/17	919,080
JPMC	5 yr CDS		24,353,000	1.00%	9/20/16	971,376
JPMC	MeadWestvaco 5 yr CDS		9,850,000	1.00%	12/20/16	(394,666)
JPMC	Republic of France 5 yr CDS		11,325,000	0.25%	12/20/16	(83,466)
JPMC	Republic of Italy 5 yr CDS		12,650,000	1.00%	3/20/17	(359,052)
	Japan
MSC	5 yr CDS		31,660,000	1.00%	3/20/17	(718,408)
MSC	5 yr CDS		19,640,000	1.00%	9/20/16	(270,697)

Statement of net assets
Delaware Diversified Income Fund

				Annual		Unrealized
				Protection	Termination	Appreciation
Counterparty	Swap Referenced Obligation	Notional Value		Payments	Date	(Depreciation)
	Protection Purchased (continued):
	Kingdom of Spain
MSC	5 yr CDS	USD	16,530,000	1.00%	6/20/16	$1,046,045
MSC	5 yr CDS		14,670,000	1.00%	6/20/17	(82,661)
MSC	5 yr CDS		27,280,000	1.00%	3/20/17	803,892
MSC	Republic of France 5 yr CDS		30,915,000	0.25%	9/20/16	(119,525)
MSC	Republic of Italy 5 yr CDS		19,760,000	1.00%	9/20/16	670,519
						$14,207,644
	Protection Sold /
	Moody’s Rating:
JPMC	Georgia Pacific 5 yr CDS / Baa	USD	9,850,000	1.00%	12/20/16	$322,006
JPMC	Tyson Foods CDS / Ba		11,300,000	1.00%	3/20/16	235,309
						$557,315
	Total					$14,764,959

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 8 in “Notes to financial statements.”

Summary of abbreviations:
ARM — Adjustable Rate Mortgage
AUD — Australian Dollar
BAML — Bank of America Merrill Lynch
BCLY — Barclays Bank
BRL — Brazilian Real
CAD — Canadian Dollar
CDS — Credit Default Swap
CITI — Citigroup Global Markets
CLP — Chilean Peso
EUR — European Monetary Unit
GBP — British Pound Sterling
GNMA — Government National Mortgage Association

GSC — Goldman Sachs Capital
GSMPS — Goldman Sachs Reperforming Mortgage Securities
HSBC — Hong Kong Shanghai Bank
HUF — Hungarian Forint
IDR — Indonesian Rupiah
JPMC — JPMorgan Chase Bank
JPY — Japanese Yen
KRW — South Korean Won
MASTR — Mortgage Asset Securitization Transactions, Inc.
MNB — Mellon National Bank
MSC — Morgan Stanley Capital
MXN — Mexican Peso
MYR — Malaysian Ringgit
NCUA — National Credit Union Administration
NOK — Norwegian Krone
NZD — New Zealand Dollar
PIK — Pay-in-kind
PLN — Polish Zloty
REIT — Real Estate Investment Trust
REMIC — Real Estate Mortgage Investment Conduit
RUB — Russian Ruble
S.F. — Single Family
SEK — Swedish Krona
TBA — To be announced
USD — United States Dollar
yr — Year
ZAR — South African Rand

See accompanying notes, which are an integral part of the financial statements.

Statement of operations
Delaware Diversified Income Fund	Six Months Ended April 30, 2012 (Unaudited)

Investment Income:
Interest	$183,350,866
Dividends	1,671,563
Securities lending income	675,676	$185,698,105

Expenses:
Management fees	18,881,288
Distribution expenses – Class A	6,794,135
Distribution expenses – Class B	144,141
Distribution expenses – Class C	10,422,278
Distribution expenses – Class R	454,131
Dividend disbursing and transfer agent fees and expenses	5,729,196
Accounting and administration expenses	1,677,635
Reports and statements to shareholders	508,844
Custodian fees	284,144
Legal fees	272,270
Registration fees	220,784
Trustees’ fees	219,658
Audit and tax	102,985
Insurance fees	57,011
Consulting fees	30,864
Dues and services	25,187
Pricing fees	22,562
Trustees’ expenses	14,332	45,861,445
Less waived distribution expenses – Class A		(1,132,356)
Less waived distribution expenses – Class R		(75,689)
Less expense paid indirectly		(2,907)
Total operating expenses		44,650,493
Net Investment Income		141,047,612

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$94,638,013
Foreign currencies	(1,666,432)
Foreign currency exchange contracts	(1,291,022)
Futures contracts	6,612,296
Options written	7,494,157
Swap contracts	(75,080,373)
Net realized gain	30,706,639
Net change in unrealized appreciation (depreciation) on:
Investments	135,416,925
Foreign currencies	761,296
Foreign currency exchange contracts	(17,926,232)
Futures contracts	(7,392,390)
Options written	(461,484)
Swap contracts	44,043,687
Net change in unrealized appreciation (depreciation)	154,441,802
Net Realized and Unrealized Gain	185,148,441

Net Increase in Net Assets Resulting from Operations	$326,196,053

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Diversified Income Fund

	Six Months	Year
	Ended	Ended
	4/30/12	10/31/11
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$141,047,612	$287,512,900
Net realized gain	30,706,639	220,654,817
Net change in unrealized appreciation (depreciation)	154,441,802	(245,157,342)
Net increase in net assets resulting from operations	326,196,053	263,010,375

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(86,396,534)	(180,563,454)
Class B	(442,647)	(1,360,869)
Class C	(31,945,302)	(70,141,716)
Class R	(2,698,594)	(6,238,194)
Institutional Class	(35,767,827)	(62,505,804)

Net realized gain on investments:
Class A	(111,610,939)	(163,675,776)
Class B	(732,822)	(1,643,334)
Class C	(51,559,199)	(78,473,063)
Class R	(3,715,710)	(6,494,334)
Institutional Class	(42,449,671)	(48,037,910)
	(367,319,245)	(619,134,454)

Capital Share Transactions:
Proceeds from shares sold:
Class A	878,664,925	1,537,381,945
Class B	190,654	723,660
Class C	271,797,606	403,002,773
Class R	41,533,932	62,052,674
Institutional Class	566,230,758	909,998,254

	Six Months	Year
	Ended	Ended
	4/30/12	10/31/11
	(Unaudited)
Capital Share Transactions (continued):
Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	$181,799,956	$310,646,306
Class B	1,006,943	2,533,420
Class C	73,921,683	126,909,318
Class R	6,382,162	12,728,828
Institutional Class	68,528,518	89,617,464
	2,090,057,137	3,455,594,642

Cost of shares repurchased:
Class A	(668,720,320)	(1,704,348,999)
Class B	(6,084,493)	(15,569,657)
Class C	(185,788,692)	(521,216,797)
Class R	(33,060,251)	(93,034,978)
Institutional Class	(297,435,660)	(565,155,102)
	(1,191,089,416)	(2,899,325,533)
Increase in net assets derived from
capital share transactions	898,967,721	556,269,109
Net Increase in Net Assets	857,844,529	200,145,030

Net Assets:
Beginning of period	8,181,146,561	7,981,001,531
End of period (including distributions in excess
of net investment income of $28,165,434 and
$27,912,886, respectively.)	$9,038,991,090	$8,181,146,561

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Diversified Income Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
4/30/12[1]	10/31/11	10/31/10	10/31/09	10/31/08	10/31/07
(Unaudited)
$9.330	$9.770	$9.270	$7.740	$8.930	$8.690

0.158	0.359	0.444	0.500	0.411	0.391
0.201	(0.033)	0.598	1.611	(1.053)	0.307
0.359	0.326	1.042	2.111	(0.642)	0.698

(0.175)	(0.399)	(0.474)	(0.581)	(0.467)	(0.458)
(0.234)	(0.367)	(0.068)	—	(0.081)	—
(0.409)	(0.766)	(0.542)	(0.581)	(0.548)	(0.458)

$9.280	$9.330	$9.770	$9.270	$7.740	$8.930

3.97%	3.64%	11.60%	28.42%	(7.69% )	8.22%

$4,740,127	$4,370,224	$4,423,278	$3,658,355	$2,361,034	$1,795,553
0.90%	0.92%	0.93%	0.97%	0.97%	0.99%

0.95%	0.97%	0.98%	1.02%	1.02%	1.05%
3.43%	3.84%	4.68%	5.96%	4.75%	4.43%

3.38%	3.79%	4.63%	5.91%	4.70%	4.37%
117%	237%	232%	213%	251%	277%

Financial highlights
Delaware Diversified Income Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
4/30/12[1]	10/31/11	10/31/10	10/31/09	10/31/08	10/31/07
(Unaudited)
$9.320	$9.750	$9.260	$7.730	$8.920	$8.680

0.123	0.288	0.372	0.438	0.346	0.325
0.192	(0.022)	0.589	1.610	(1.053)	0.307
0.315	0.266	0.961	2.048	(0.707)	0.632

(0.141)	(0.329)	(0.403)	(0.518)	(0.402)	(0.392)
(0.234)	(0.367)	(0.068)	—	(0.081)	—
(0.375)	(0.696)	(0.471)	(0.518)	(0.483)	(0.392)

$9.260	$9.320	$9.750	$9.260	$7.730	$8.920

3.48%	2.98%	10.78%	27.51%	(8.39% )	7.43%

$26,384	$31,451	$45,741	$50,608	$50,501	$58,799
1.65%	1.67%	1.68%	1.72%	1.72%	1.74%

1.65%	1.67%	1.68%	1.72%	1.72%	1.75%
2.68%	3.09%	3.93%	5.21%	4.00%	3.68%

2.68%	3.09%	3.93%	5.21%	4.00%	3.67%
117%	237%	232%	213%	251%	277%

Financial highlights
Delaware Diversified Income Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
4/30/12[1]	10/31/11	10/31/10	10/31/09	10/31/08	10/31/07
(Unaudited)
$9.330	$9.760	$9.270	$7.740	$8.930	$8.690

0.123	0.289	0.373	0.437	0.346	0.326
0.202	(0.023)	0.588	1.611	(1.054)	0.306
0.325	0.266	0.961	2.048	(0.708)	0.632

(0.141)	(0.329)	(0.403)	(0.518)	(0.401)	(0.392)
(0.234)	(0.367)	(0.068)	—	(0.081)	—
(0.375)	(0.696)	(0.471)	(0.518)	(0.482)	(0.392)

$9.280	$9.330	$9.760	$9.270	$7.740	$8.930

3.58%	2.98%	10.65%	27.47%	(8.39% )	7.42%

$2,162,205	$2,012,603	$2,097,340	$1,375,429	$717,511	$489,431
1.65%	1.67%	1.68%	1.72%	1.72%	1.74%

1.65%	1.67%	1.68%	1.72%	1.72%	1.75%
2.68%	3.09%	3.93%	5.21%	4.00%	3.68%

2.68%	3.09%	3.93%	5.21%	4.00%	3.67%
117%	237%	232%	213%	251%	277%

Financial highlights
Delaware Diversified Income Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
4/30/12[1]	10/31/11	10/31/10	10/31/09	10/31/08	10/31/07
(Unaudited)
$9.330	$9.760	$9.270	$7.730	$8.930	$8.690

0.146	0.336	0.420	0.479	0.390	0.369
0.202	(0.023)	0.589	1.621	(1.064)	0.307
0.348	0.313	1.009	2.100	(0.674)	0.676

(0.164)	(0.376)	(0.451)	(0.560)	(0.445)	(0.436)
(0.234)	(0.367)	(0.068)	—	(0.081)	—
(0.398)	(0.743)	(0.519)	(0.560)	(0.526)	(0.436)

$9.280	$9.330	$9.760	$9.270	$7.730	$8.930

3.84%	3.49%	11.33%	28.27%	(8.04% )	7.95%

$160,784	$146,620	$172,642	$137,179	$96,238	$75,112
1.15%	1.17%	1.18%	1.22%	1.22%	1.24%

1.25%	1.27%	1.28%	1.32%	1.32%	1.35%
3.18%	3.59%	4.43%	5.71%	4.50%	4.18%

3.08%	3.49%	4.33%	5.61%	4.40%	4.07%
117%	237%	232%	213%	251%	277%

Financial highlights
Delaware Diversified Income Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
4/30/12[1]	10/31/11	10/31/10	10/31/09	10/31/08	10/31/07
(Unaudited)
$9.340	$9.770	$9.280	$7.740	$8.940	$8.700

0.169	0.383	0.470	0.521	0.433	0.413
0.202	(0.023)	0.586	1.621	(1.064)	0.307
0.371	0.360	1.056	2.142	(0.631)	0.720

(0.187)	(0.423)	(0.498)	(0.602)	(0.488)	(0.480)
(0.234)	(0.367)	(0.068)	—	(0.081)	—
(0.421)	(0.790)	(0.566)	(0.602)	(0.569)	(0.480)

$9.290	$9.340	$9.770	$9.280	$7.740	$8.940

4.10%	4.01%	11.76%	28.87%	(7.57% )	8.48%

$1,949,491	$1,620,249	$1,242,001	$323,134	$85,857	$40,881
0.65%	0.67%	0.68%	0.72%	0.72%	0.74%

0.65%	0.67%	0.68%	0.72%	0.72%	0.75%
3.68%	4.09%	4.93%	6.21%	5.00%	4.68%

3.68%	4.09%	4.93%	6.21%	5.00%	4.67%
117%	237%	232%	213%	251%	277%

Notes to financial statements
Delaware Diversified Income Fund	April 30, 2012 (Unaudited)

Delaware Group® Adviser Funds (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Diversified Income Fund, Delaware International Bond Fund and Delaware U.S. Growth Fund. These financial statements and related notes pertain to Delaware Diversified Income Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek maximum long-term total return, consistent with reasonable risk.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Short-term debt securities are valued using the evaluated mean. Other debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Investment company securities are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask price, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (October 31, 2008–October 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on April 30, 2012.

Notes to financial statements
Delaware Diversified Income Fund

1. Significant Accounting Policies (continued)

To Be Announced Trades — The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g, “when issued,” “delayed delivery,” “forward commitment,” or “TBA transactions”) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally isolates that portion of realized gains and losses on investments in debt securities, which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Withholding taxes on foreign interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The

Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended April 30, 2012.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended April 30, 2012, the Fund earned $2,907 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.55% on the first $500 million of average daily net assets of the Fund, 0.50% on the next $500 million, 0.45% on the next $1.5 billion and 0.425% on average daily net assets in excess $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the six months ended April 30, 2012, the Fund was charged $210,652 for these services.

DSC also provides dividend disbursing and transfer agent services. The Fund pays DSC a monthly asset-based fee for these services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and Class C shares and 0.60% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to limit the Fund’s Class A and Class R shares’ 12b-1 fees through February 28, 2013 to no more than 0.25% and 0.50%, of the average daily net assets, respectively.

Notes to financial statements
Delaware Diversified Income Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

At April 30, 2012, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$3,256,512
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	204,742
Distribution fees payable to DDLP	2,811,165
Other expenses payable to DMC and affiliates*	209,788

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended April 30, 2012, the Fund was charged $ 121,741 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended April 30, 2012, DDLP earned $309,017 for commissions on sales of the Fund’s Class A shares. For the six months ended April 30, 2012, DDLP received gross CDSC commissions of $3,152, $3,062 and $38,862 on redemptions of the Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended April 30, 2012, the Fund made purchases of $7,234,442,615 and sales of $ 6,723,608,072 of investment securities other than U.S. government securities and short-term investments. For the six months ended April 30, 2012, the Fund made purchases of $2,743,716,313 and sales of 2,699,521,322 of long-term U.S. government securities.

At April 30, 2012, the cost of investments for federal income tax purposes was $9,153,039,946. At April 30, 2012, net unrealized appreciation was $ 276,019,537, of which $349,894,337 related to unrealized appreciation of investments and $ 73,874,800 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 –

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair value securities)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

Notes to financial statements
Delaware Diversified Income Fund

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of April 30, 2012:

	Level 1	Level 2	Level 3	Total
Agency, Asset- & Mortgage-
Backed Securities	$—	$1,456,414,362	$7,333,437	$1,463,747,799
Corporate Debt	2,969,408	4,908,857,246	286,493	4,912,113,147
Common Stock	7,194	—	20	7,214
Foreign Debt	—	1,221,254,435	—	1,221,254,435
Municipal Bond	—	381,348	—	381,348
U.S. Treasury Obligations	—	762,047,906	—	762,047,906
Short-Term Investments	—	932,829,709	—	932,829,709
Securities Lending
Collateral	—	89,727,100	—	89,727,100
Other	25,098,178	21,852,643	4	46,950,825
Options written	(1,020,766)	—	—	(1,020,766)
Total	$27,054,014	$9,393,364,749	$7,619,954	$9,428,038,717

Foreign Currency
Exchange Contracts	$—	$(3,332,928)	$—	$(3,332,928)
Futures Contracts	$1,358,738	$—	$—	$1,358,738
Swap Contracts	$—	$14,764,959	$—	$14,764,959

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Agency, Asset- &
	Mortgage-Backed	Corporate	Common
	Securities	Debt	Stock	Other	Total
Balance as of 10/31/11	$5,277,603	$268,455	$20	$4	$5,546,082
Purchases	1,999,820	18,038	—	—	2,017,858
Sales	(144)	—	—	—	(144)
Net realized loss	(12,622)	—	—	—	(12,622)
Net change in unrealized
appreciation (depreciation)	68,780	—	—	—	68,780
Balance as of 4/30/12	$7,333,437	$286,493	$20	$4	$7,619,954

Net change in unrealized
appreciation (depreciation)
from Level 3 investments still
held as of 4/30/12	$56,014	$—	$—	$—	$56,014

During the six months ended April 30, 2012, there were no transfers between Level 1 investments, Level 2 investments and Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

In May 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. ASU No. 2011-04 requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, iii) quantitative information about significant unobservable inputs used, iv) a description of the valuation processes used by the reporting entity and v) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011. Management is currently evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended April 30, 2012 and the year ended October 31, 2011 was as follows:

	Six Months Ended	Year Ended
	4/30/12*	10/31/11
Ordinary income	$248,819,155	$524,600,731
Long-term capital gain	118,500,090	94,533,723
Total	$367,319,245	$619,134,454

*Tax information for the six months ended April 30, 2012 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

Notes to financial statements
Delaware Diversified Income Fund

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of April 30, 2012, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$8,765,196,157
Undistributed long-term capital gain	19,100,311
Distributions payable	(7,414,307)
Other temporary differences	(31,325,829)
Unrealized appreciation	293,434,758
Net assets	$9,038,991,090

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, mark-to-market of futures contracts, mark-to-market of foreign currency contracts, tax deferral of losses on straddles, tax treatment of CDS contracts, tax treatment of contingent payment on debt instruments, and tax treatment of market discount and premium on debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of dividends and distributions, gain (loss) on foreign currency transactions, market discount and premium on certain debt instruments and tax treatments of paydowns gains (losses) of asset- and mortgage-backed securities. Results of operations and net assets were not affected by these reclassifications. For the six months ended April 30, 2012, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end:

Undistributed net investment loss	$15,950,744
Accumulated net realized loss	(15,950,744)

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	4/30/12	10/31/11
Shares sold:
Class A	95,052,812	164,470,549
Class B	20,510	77,815
Class C	29,381,622	43,028,869
Class R	4,494,373	6,641,685
Institutional Class	61,208,411	97,271,380

Shares issued upon reinvestment of dividends and distributions:
Class A	19,850,580	33,577,359
Class B	110,234	274,551
Class C	8,076,342	13,733,750
Class R	697,537	1,376,689
Institutional Class	7,479,370	9,663,781
	226,371,791	370,116,428
Shares repurchased:
Class A	(72,381,062)	(182,685,744)
Class B	(658,356)	(1,667,829)
Class C	(20,110,331)	(55,864,286)
Class R	(3,575,122)	(9,986,150)
Institutional Class	(32,245,028)	(60,528,667)
	(128,969,899)	(310,732,676)
Net increase	97,401,892	59,383,752

For the six months ended April 30, 2012 and the year ended October 31, 2011, 209,777 Class B shares were converted to 209,792 Class A shares valued at $1,948,818 and 348,565 Class B shares were converted to 348,042 Class A shares valued at $3,260,407, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in net assets.

Notes to financial statements
Delaware Diversified Income Fund

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $100,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. The line of credit under the agreement expired on November 15, 2011.

On November 15, 2011, the Fund, along with the other Participants, entered into an amendment to the agreement for a $125,000,000 revolving line of credit. The agreement is to be used as described above and operates in substantially the same manner as the original agreement. The agreement expires on November 13, 2012. The Fund had no amounts outstanding as of April 30, 2012, or at any time during the period then ended.

8. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Options Contracts — During the period ended April 30, 2012, the Fund entered into options contracts in the normal course of pursuing its investment objective. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps “swaptions”, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

Notes to financial statements
Delaware Diversified Income Fund

8. Derivatives (continued)

Transactions in options written during the six months ended April 30, 2012 for the Fund were as follows:

	Number of
	Contracts	Premiums
Options outstanding at October 31, 2011	—	$—
Options written	8,203	8,721,373
Options expired	(3,807)	(3,458,282)
Options terminated in closing purchase transactions	(3,971)	(4,703,809)
Options outstanding at April 30, 2012	425	$559,282

Swap Contracts — The Fund enters into CDS contracts in the normal course of pursuing its investment objective. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended April 30, 2012, the Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. At April 30, 2012, net unrealized appreciation of CDS was $14,764,959. The Fund has posted $11,490,000 as cash collateral for open swap contracts. If a credit event had occurred for all open swap transactions where collateral posting was required as of April 30, 2012, the Fund would have received EUR 296,415,000 and USD 389,249,000 less the value of the contracts’ related reference obligations. The Fund received $32,714,000 in securities collateral for open swap contracts.

As disclosed in the footnotes to the statement of net assets, at April 30, 2012, the notional value of the protection sold was $21,150,000, which reflects the maximum potential amount the Fund would have been required to make as a seller of credit protection if a credit event had occurred. The quoted market prices and resulting market values for CDS contracts on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At April 30, 2012, net unrealized appreciation of the protection sold was $557,315.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swaps Generally. Because there is generally no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event that the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the statement of net assets.

Notes to financial statements
Delaware Diversified Income Fund

8. Derivatives (continued)

Fair values of derivative instruments as of April 30, 2012 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net		Statement of Net
	Assets Location	Fair Value	Assets Location	Fair Value
Forward currency exchange
contracts (Foreign currency
exchange contracts)	Other liabilities net of receivables and other assets	$178,931	Other liabilities net of receivables and other assets	$(3,511,859)
Interest rate contracts
(Futures contracts)	Other liabilities net of receivables and other assets	1,358,738	Other liabilities net of receivables and other assets	—
Interest rate contracts
(Options written)	Options written, at value	—	Options written, at value	(461,484)
Credit contracts
(Swap contracts)	Other liabilities net of receivables and other assets	14,815,633	Other liabilities net of receivables and other assets	(50,674)
Total		$16,353,302		$(4,024,017)

The effect of derivative instruments on the statement of operations for the six months ended April 30, 2012 was as follows:

			Change in
			Unrealized
		Realized Gain	Appreciation
		(Loss) on	(Depreciation)
		Derivatives	on Derivatives
	Location of Gain (Loss) on	Recognized in	Recognized in
	Derivatives Recognized in Income	Income	Income
Forward currency exchange
contracts (Foreign currency
exchange contracts)	Net realized loss on foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of investments and foreign currencies	$(1,291,022)	$(17,926,232)
Interest rate contracts
(Futures contracts)	Net realized gain on futures contracts and net change in unrealized appreciation (depreciation) of investments and foreign currencies	6,612,296	(7,392,390)
Interest rate contracts
(Options written)	Net realized gain on options written and net change in unrealized appreciation (depreciation) of investments and foreign currencies	7,494,157	(461,484)
Credit contracts
(Swap contracts)	Net realized loss on swap contracts and net change in unrealized appreciation (depreciation) of investments and foreign currencies	(75,080,373)	44,043,687
Total		$(62,264,942)	$18,263,581

Notes to financial statements
Delaware Diversified Income Fund

8. Derivatives (continued)

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Fund during the period ended April 30, 2012. The average balance of derivatives held is generally similar to the volume of derivative activity for the period ended April 30, 2012.

	Asset		Liability
	Derivative		Derivative
	Volume		Volume
Foreign currency exchange contracts
(average cost)	USD	258,697,127	USD	926,595,856
Futures contracts (average notional value)		175,074,318		116,839,963
	EUR	43,198,696		—
	GBP	6,966,666		—
Options contracts (average notional value)	USD	7,107		1,303,004
Swap contracts (average notional value)		22,057,742		659,838,864
			EUR	268,119,435

9. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. Effective April 20, 2009, BNY Mellon transferred the assets of the Fund’s previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up this shortfall.

At April 30, 2012, the value of securities on loan was $89,729,239, for which cash collateral was received and invested in accordance with the Lending Agreement. At April 30, 2012, the value of invested collateral was $89,727,100. These investments are presented on the statement of net assets under the caption “Securities Lending Collateral”.

10. Credit and Market Risk

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s and Baa3 by Moody’s Investors Service, or similarly rated by another nationally recognized statistical rating organization. Investments in these high yield securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

Notes to financial statements
Delaware Diversified Income Fund

10. Credit and Market Risk (continued)

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages or consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the statement of net assets.

11. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

12. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to April 30, 2012 that would require recognition or disclosure in the Fund’s financial statements.

Other Fund information
(Unaudited)
Delaware Diversified Income Fund

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Delaware Group® Adviser Funds (the Trust) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Trust, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2010. During the fiscal years ended October 31, 2009 and 2008, E&Y’s audit reports on the financial statements of the Trust did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trust and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Trust nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Trust’s financial statements.

About the organization

Board of trustees
Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments®
Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Drexel University
Philadelphia, PA
	Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA	Ann R. Leven Consultant ARL Associates New York, NY Frances A. Sevilla-Sacasa Chief Executive Officer Banco Itaú Europa International Miami, FL	Janet L. Yeomans Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers
David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Executive Vice President, General Counsel and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Diversified Income Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at  www.delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s website at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at www.delawareinvestments.com; and (ii) on the SEC’s website at www.sec.gov.

Semiannual report Delaware U.S. Growth Fund April 30, 2012 U.S. growth equity mutual fund
Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and, if available, its summary prospectus, which may be obtained by visiting www.delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware U.S. Growth Fund at www.delawareinvestments.com.

Manage your investments online
24-hour access to your account information Obtain share prices Check your account balance and recent transactions Request statements or literature Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware U.S. Growth Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Disclosure of Fund expenses	1
Security type/sector allocation
and top 10 equity holdings	3
Statement of net assets	4
Statement of operations	8
Statements of changes in net assets	10
Financial highlights	12
Notes to financial statements	22
Other Fund information	33
About the organization	34

Unless otherwise noted, views expressed herein are current as of April 30, 2012, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2012 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses
For the six-month period from November 1, 2011 to April 30, 2012

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from November 1, 2011 to April 30, 2012.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

Delaware U.S. Growth Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	11/1/11	4/30/12	Expense Ratio	11/1/11 to 4/30/12*
Actual Fund return
Class A	$1,000.00	$1,164.40	1.10%	$5.92
Class B	1,000.00	1,159.70	1.85%	9.93
Class C	1,000.00	1,160.10	1.85%	9.94
Class R	1,000.00	1,163.00	1.35%	7.26
Institutional Class	1,000.00	1,165.80	0.85%	4.58
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.39	1.10%	$5.52
Class B	1,000.00	1,015.66	1.85%	9.27
Class C	1,000.00	1,015.66	1.85%	9.27
Class R	1,000.00	1,018.15	1.35%	6.77
Institutional Class	1,000.00	1,020.64	0.85%	4.27

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

2

Security type/sector allocation and
top 10 equity holdings
Delaware U.S. Growth Fund	As of April 30, 2012

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type/sector	Percentage of net assets
²Common Stock	99.35%
Consumer Discretionary	13.10%
Consumer Staples	1.82%
Energy	9.05%
Financials	20.63%
Healthcare	9.91%
Materials & Processing	2.80%
Producer Durables	8.60%
Technology	33.44%
Short-Term Investments	0.61%
Securities Lending Collateral	0.10%
Total Value of Securities	100.06%
Obligation to Return Securities Lending Collateral	(0.22%)
Receivables and Other Assets Net of Other Liabilities	0.16%
Total Net Assets	100.00%

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Apple	8.22%
Visa Class A	5.56%
MasterCard Class A	5.46%
QUALCOMM	5.22%
EOG Resources	5.03%
priceline.com	4.97%
Crown Castle International	4.97%
Allergan	4.62%
Google Class A	4.15%
VeriSign	3.81%

3

Statement of net assets
Delaware U.S. Growth Fund	April 30, 2012 (Unaudited)

	Number of shares	Value
²Common Stock – 99.35%
Consumer Discretionary – 13.10%
† Apollo Group Class A	431,978	$15,214,265
†* Ctrip.com International ADR	428,500	9,285,595
NIKE Class B	232,700	26,032,149
† priceline.com	55,975	42,586,900
Staples	1,240,225	19,099,465
		112,218,374
Consumer Staples – 1.82%
Walgreen	445,100	15,605,206
		15,605,206
Energy – 9.05%
El Paso	664,400	19,712,748
EOG Resources	392,900	43,144,349
* Kinder Morgan	410,000	14,719,000
		77,576,097
Financials – 20.63%
CME Group	90,600	24,083,292
† IntercontinentalExchange	225,400	29,987,216
MasterCard Class A	103,525	46,821,252
Progressive	1,323,614	28,192,978
Visa Class A	387,650	47,673,197
		176,757,935
Healthcare – 9.91%
Allergan	412,800	39,628,800
Novo Nordisk ADR	196,650	28,911,483
Perrigo	156,231	16,388,632
		84,928,915
Materials & Processing – 2.80%
Syngenta ADR	342,000	23,950,260
		23,950,260
Producer Durables – 8.60%
Caterpillar	143,800	14,778,326
† Crown Castle International	751,949	42,567,833
Expeditors International of Washington	409,300	16,372,000
		73,718,159

4

	Number of shares	Value
Common Stock (continued)
Technology – 33.44%
† Adobe Systems	890,200	$29,875,112
† Apple	120,525	70,415,525
† BMC Software	202,600	8,359,276
† Google Class A	58,800	35,587,524
Intuit	558,000	32,347,260
† Polycom	688,406	9,135,148
QUALCOMM	700,100	44,694,384
† Teradata	337,700	23,564,706
VeriSign	793,600	32,624,896
		286,603,831
Total Common Stock (cost $602,864,619)		851,358,777

	Principal amount
Short-Term Investments – 0.61%
≠Discount Notes – 0.33%
Federal Home Loan Bank
0.11% 5/25/12	$2,100,774	2,100,731
0.115% 6/29/12	768,883	768,808
		2,869,539
Repurchase Agreements – 0.28%
Bank of America 0.17%, dated 4/30/12, to be
repurchased on 5/1/12, repurchase price
$586,732 (collateralized by U.S. government
obligations 2.25%-4.125% 1/31/15–5/15/15;
market value $598,464)	586,729	586,729

BNP Paribas 0.17%, dated 4/30/12, to be
repurchased on 5/1/12, repurchase price
$1,795,279 (collateralized by U.S. government
obligations 0.00%-2.375% 7/26/12–10/31/16;
market value $1,831,176)	1,795,271	1,795,271
		2,382,000
Total Short-Term Investments (cost $5,251,358)		5,251,539

Total Value of Securities Before Securities
Lending Collateral – 99.96% (cost $608,115,977)		856,610,316

5

Statement of net assets
Delaware U.S. Growth Fund

	Number of shares	Value
**Securities Lending Collateral – 0.10%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund	364,148	$354,935
Delaware Investments Collateral Fund No. 1	518,952	518,952
†@Mellon GSL Reinvestment Trust II	976,789	0
Total Securities Lending Collateral
(cost $1,859,889)		873,887

Total Value of Securities – 100.06%
(cost $609,975,866)		857,484,203 ©
**Obligation to Return Securities
Lending Collateral – (0.22%)		(1,859,889)
Receivables and Other Assets
Net of Other Liabilities – 0.16%		1,335,863
Net Assets Applicable to 47,064,235
Shares Outstanding – 100.00%		$856,960,177

Net Asset Value – Delaware U.S. Growth Fund
Class A ($109,905,126 / 6,310,766 Shares)		$17.42
Net Asset Value – Delaware U.S. Growth Fund
Class B ($2,978,090 / 198,091 Shares)		$15.03
Net Asset Value – Delaware U.S. Growth Fund
Class C ($22,481,486 / 1,379,603 Shares)		$16.30
Net Asset Value – Delaware U.S. Growth Fund
Class R ($5,075,001 / 297,667 Shares)		$17.05
Net Asset Value – Delaware U.S. Growth Fund
Institutional Class ($716,520,474 / 38,878,108 Shares)		$18.43

Components of Net Assets at April 30, 2012:
Shares of beneficial interest (unlimited authorization – no par)		$765,307,461
Undistributed net investment income		117,466
Accumulated net realized loss on investments		(155,973,087)
Net unrealized appreciation of investments		247,508,337
Total net assets		$856,960,177

6

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non income producing security.
*	Fully or partially on loan.
≠	The rate shown is the effective yield at the time of purchase.
**	See Note 8 in “Notes to financial statements” for additional information on securities lending collateral.
@	Illiquid security. At April 30, 2012, the aggregate value of illiquid securities was $0, which represented 0.00% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
©	Includes $1,820,398 of securities loaned.

Net Asset Value and Offering Price Per Share –
Delaware U.S. Growth Fund
Net asset value Class A (A)	$17.42
Sales charges (5.75% of offering price) (B)	1.06
Offering price	$18.48

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $50,000 or more.

ADR — American Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

7

Statement of operations
Delaware U.S. Growth Fund	Six Months Ended April 30, 2012 (Unaudited)

Investment Income:
Dividends	$3,501,485
Securities lending income	83,173
Interest	4,808
Foreign tax withheld	(161,548)	$3,427,918

Expenses:
Management fees	2,328,199
Dividend disbursing and transfer agent fees and expenses	506,828
Distribution expenses – Class A	119,195
Distribution expenses – Class B	15,759
Distribution expenses – Class C	81,140
Distribution expenses – Class R	7,896
Accounting and administration expenses	143,878
Registration fees	46,175
Reports and statements to shareholders	41,349
Legal fees	23,332
Trustees’ fees	18,092
Audit and tax	15,619
Custodian fees	7,130
Dues and services	6,385
Insurance fees	4,419
Consulting fees	2,583
Pricing fees	1,346
Trustees’ expenses	1,150	3,370,475
Less fees waived		(44,203)
Less waived distribution expenses – Class A		(19,866)
Less waived distribution expenses – Class R		(1,316)
Less expense paid indirectly		(503)
Total operating expenses		3,304,587
Net Investment Income		123,331

Net Realized and Unrealized Gain:
Net realized gain on investments		9,175,435
Net change in unrealized appreciation of investments		103,175,989
Net Realized and Unrealized Gain		112,351,424

Net Increase in Net Assets Resulting from Operations		$112,474,755

See accompanying notes, which are an integral part of the financial statements.

8

Statements of changes in net assets
Delaware U.S. Growth Fund

	Six Months	Year
	Ended	Ended
	4/30/12	10/31/11
	(Unaudited)
Increase in Net Assets from Operations:
Net investment income	$123,331	$1,501,236
Net realized gain	9,175,435	38,547,284
Net change in unrealized appreciation	103,175,989	26,724,944
Net increase in net assets resulting from operations	112,474,755	66,773,464

Dividends and Distributions to Shareholders from:
Net investment income:
Institutional Class	(762,634)	(744,467)
	(762,634)	(744,467)

Capital Share Transactions:
Proceeds from shares sold:
Class A	45,161,855	18,776,727
Class B	10,155	170,480
Class C	8,041,277	3,044,588
Class R	3,640,635	857,818
Institutional Class	107,461,787	169,967,936

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Institutional Class	611,918	595,168
	164,927,627	193,412,717

10

	Six Months	Year
	Ended	Ended
	4/30/12	10/31/11
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(7,818,108)	$(56,544,969)
Class B	(795,938)	(1,736,808)
Class C	(1,337,692)	(3,364,554)
Class R	(602,438)	(1,751,349)
Institutional Class	(51,185,876)	(139,941,075)
	(61,740,052)	(203,338,755)
Increase (decrease) in net assets derived from
capital share transactions	103,187,575	(9,926,038)
Net Increase in Net Assets	214,899,696	56,102,959

Net Assets:
Beginning of period	642,060,481	585,957,522
End of period (including undistributed net investment
income of $117,466 and $756,769, respectively)	$856,960,177	$642,060,481

See accompanying notes, which are an integral part of the financial statements.

11

Financial highlights
Delaware U.S. Growth Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income (loss) to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

12

Six Months Ended	Year Ended
4/30/12[1]	10/31/11		10/31/10		10/31/09		10/31/08	10/31/07
(Unaudited)
$14.960	$13.450		$11.100		$9.380		$15.760	$13.110

(0.013)	0.006		(0.038)		0.001		(0.019)	(0.036)
2.473	1.504		2.388		1.719		(6.361)	2.686
2.460	1.510		2.350		1.720		(6.380)	2.650

$17.420	$14.960		$13.450		$11.100		$9.380	$15.760

16.44%	11.23%		21.17%		18.34%		(40.49% )	20.21%

$109,905	$60,615		$89,259		$128,702		$127,819	$193,287
1.10%	1.10%		1.07%		1.00%		1.01%	1.05%

1.16%	1.21%		1.26%		1.31%		1.18%	1.18%
(0.16% )	0.04%		(0.31%	)	0.00%		(0.15% )	(0.26%	)

(0.22% )	(0.07%	)	(0.50%	)	(0.31%	)	(0.32% )	(0.39%	)
6%	25%		22%		30%		35%	30%

13

Financial highlights
Delaware U.S. Growth Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss)
Total from investment operations

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

14

Six Months Ended	Year Ended
4/30/12[1]	10/31/11		10/31/10		10/31/09		10/31/08	10/31/07
(Unaudited)
$12.960	$11.740		$9.760		$8.310		$14.070	$11.790

(0.063)	(0.090)		(0.114)		(0.058)		(0.106)	(0.121)
2.133	1.310		2.094		1.508		(5.654)	2.401
2.070	1.220		1.980		1.450		(5.760)	2.280

$15.030	$12.960		$11.740		$9.760		$8.310	$14.070

15.97%	10.39%		20.29%		17.45%		(40.94% )	19.34%

$2,978	$3,288		$4,428		$5,564		$8,352	$19,350
1.85%	1.85%		1.82%		1.75%		1.76%	1.76%

1.86%	1.91%		1.96%		2.01%		1.88%	1.84%
(0.91% )	(0.71%	)	(1.06%	)	(0.75%	)	(0.90% )	(0.97%	)

(0.92% )	(0.77%	)	(1.20%	)	(1.01%	)	(1.02% )	(1.05%	)
6%	25%		22%		30%		35%	30%

15

Financial highlights
Delaware U.S. Growth Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss)
Total from investment operations

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

16

Six Months Ended	Year Ended
4/30/12[1]	10/31/11		10/31/10		10/31/09		10/31/08		10/31/07
(Unaudited)
$14.050	$12.720		$10.580		$9.010		$15.250		$12.780

(0.068)	(0.098)		(0.123)		(0.065)		(0.115)		(0.131)
2.318	1.428		2.263		1.635		(6.125)		2.601
2.250	1.330		2.140		1.570		(6.240)		2.470

$16.300	$14.050		$12.720		$10.580		$9.010		$15.250

16.01%	10.46%		20.23%		17.43%		(40.92%	)	19.33%

$22,482	$13,456		$12,535		$13,112		$14,536		$24,406
1.85%	1.85%		1.82%		1.75%		1.76%		1.76%

1.86%	1.91%		1.96%		2.01%		1.88%		1.84%
(0.91% )	(0.71%	)	(1.06%	)	(0.75%	)	(0.90%	)	(0.97%	)

(0.92% )	(0.77%	)	(1.20%	)	(1.01%	)	(1.02%	)	(1.05%	)
6%	25%		22%		30%		35%		30%

17

Financial highlights
Delaware U.S. Growth Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss)
Total from investment operations

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

18

Six Months Ended	Year Ended
4/30/12[1]	10/31/11		10/31/10		10/31/09		10/31/08		10/31/07
(Unaudited)
$14.660	$13.210		$10.930		$9.260		$15.600		$13.000

(0.033)	(0.030)		(0.067)		(0.022)		(0.050)		(0.065)
2.423	1.480		2.347		1.692		(6.290)		2.665
2.390	1.450		2.280		1.670		(6.340)		2.600

$17.050	$14.660		$13.210		$10.930		$9.260		$15.600

16.30%	10.98%		20.86%		18.03%		(40.64%	)	20.00%

$5,075	$1,697		$2,375		$2,336		$2,055		$1,529
1.35%	1.35%		1.32%		1.25%		1.26%		1.26%

1.46%	1.51%		1.56%		1.61%		1.48%		1.44%
(0.41% )	(0.21%	)	(0.56%	)	(0.25%	)	(0.40%	)	(0.47%	)

(0.52% )	(0.37%	)	(0.80%	)	(0.61%	)	(0.62%	)	(0.65%	)
6%	25%		22%		30%		35%		30%

19

Financial highlights
Delaware U.S. Growth Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

20

Six Months Ended	Year Ended
4/30/12[1]	10/31/11	10/31/10	10/31/09	10/31/08		10/31/07
(Unaudited)
$15.830	$14.220	$11.710	$9.890	$16.580		$13.750

0.008	0.045	(0.008)	0.024	0.014		0.005
2.613	1.587	2.527	1.813	(6.704)		2.825
2.621	1.632	2.519	1.837	(6.690)		2.830

(0.021)	(0.022)	(0.009)	(0.017)	—		—
(0.021)	(0.022)	(0.009)	(0.017)	—		—

$18.430	$15.830	$14.220	$11.710	$9.890		$16.580

16.58%	11.48%	21.42%	18.48%	(40.35%	)	20.58%

$716,520	$563,004	$477,361	$460,756	$542,554		$671,819
0.85%	0.85%	0.82%	0.75%	0.76%		0.76%

0.86%	0.91%	0.96%	1.01%	0.88%		0.84%
0.09%	0.29%	(0.06% )	0.25%	0.10%		0.03%

0.08%	0.23%	(0.20% )	(0.01% )	(0.02%	)	(0.05%	)
6%	25%	22%	30%	35%		30%

21

Notes to financial statements
Delaware U.S. Growth Fund	April 30, 2012 (Unaudited)

Delaware Group® Adviser Funds (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Diversified Income Fund, Delaware International Bond Fund and Delaware U.S. Growth Fund. These financial statements and the related notes pertain to Delaware U.S. Growth Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek long-term capital appreciation by investing in equity securities of companies believed to have the potential for sustainable free cash flow growth.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Short-term debt securities are valued using the evaluated mean. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or

22

news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (October 31, 2008–October 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on April 30, 2012.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable

23

Notes to financial statements
Delaware U.S. Growth Fund

1. Significant Accounting Policies (continued)

tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $2,683 for the six months ended April 30, 2012. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended April 30, 2012.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended April 30, 2012, the Fund earned $503 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan and certain other expenses) do not exceed 0.85% of average daily net assets of the Fund through February 28, 2013. This waiver and reimbursement may only be terminated by agreement of the Manager and the Fund. This waiver and reimbursement applies only to expenses paid directly by the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the

24

following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the six months ended April 30, 2012, the Fund was charged $18,064 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly asset-based fee for these services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and Class C shares and 0.60% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and services expenses. DDLP has contracted to limit the Fund’s Class A and Class R shares’ 12b-1 fees through February 28, 2013 to no more than 0.25% and 0.50%, of the average daily net assets, respectively.

At April 30, 2012, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$437,765
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	19,396
Distribution fees payable to DDLP	43,483
Other expenses payable to DMC and affiliates*	6,380

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended April 30, 2012, the Fund was charged $ 10,325 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended April 30, 2012, DDLP earned $33,501 for commissions on sales of the Fund’s Class A shares. For the six months ended April 30, 2012, DDLP received gross CDSC commissions of $27, $692 and $1,775 on redemptions of the Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

25

Notes to financial statements
Delaware U.S. Growth Fund

3. Investments

For the six months ended April 30, 2012, the Fund made purchases of $152,294,204 and sales of $46,343,253 of investment securities other than short-term investments.

At April 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At April 30, 2012, the cost of investments was $619,460,222. At April 30, 2012, net unrealized appreciation was $238,023,981, of which $270,321,268 related to unrealized appreciation of investments and $32,297,287 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair value securities)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

26

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of April 30, 2012:

	Level 1	Level 2	Total
Common Stock	$851,358,777	$—	$851,358,777
Short-Term Investments	—	5,251,539	5,251,539
Securities Lending Collateral	—	873,887	873,887
Total	$851,358,777	$6,125,426	$857,484,203

The value of Level 3 investments was zero at the beginning and end of the period and there was no change in unrealized appreciation (depreciation).

During the six months ended April 30, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

In May 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. ASU No. 2011-04 requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, iii) quantitative information about significant unobservable inputs used, iv) a description of the valuation processes used by the reporting entity and v) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011. Management is currently evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

27

Notes to financial statements
Delaware U.S. Growth Fund

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended April 30, 2012 and the year ended October 31, 2011 was as follows:

	Six Months Ended	Year Ended
	4/30/12*	10/31/11
Ordinary income	$762,634	$744,467

*Tax information for the six months ended April 30, 2012 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of April 30, 2012, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$765,307,461
Undistributed ordinary income	117,466
Realized gains 11/1/11 – 4/30/12	9,304,507
Capital loss carryforwards as of 10/31/11	(155,793,238)
Unrealized appreciation	238,023,981
Net assets	$856,960,177

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at October 31, 2011 will expire as follows: $155,793,238 expires in 2017.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

28

For the six months ended April 30, 2012, the Fund had capital gains of $9,304,507, which may reduce the capital loss carryforwards.

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	4/30/12	10/31/11
Shares sold:
Class A	2,735,406	1,280,410
Class B	702	13,679
Class C	509,926	217,453
Class R	218,668	59,998
Institutional Class	6,303,877	10,998,934

Shares issued upon reinvestment of dividends and distributions:
Institutional Class	38,269	39,784
	9,806,848	12,610,258
Shares repurchased:
Class A	(476,079)	(3,867,181)
Class B	(56,264)	(137,165)
Class C	(87,982)	(244,978)
Class R	(36,691)	(124,051)
Institutional Class	(3,021,082)	(9,061,340)
	(3,678,098)	(13,434,715)
Net increase (decrease)	6,128,750	(824,457)

For the six months ended April 30, 2012 and the year ended October 31, 2011, 25,824 Class B shares were converted to 22,328 Class A shares valued at $368,114 and 75,628 Class B shares were converted to 65,761 Class A shares valued at $946,603, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in net assets.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $100,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. The line of credit under the agreement expired on November 15, 2011.

29

Notes to financial statements
Delaware U.S. Growth Fund

7. Line of Credit (continued)

On November 15, 2011, the Fund, along with the other Participants, entered into an amendment to the agreement for a $125,000,000 revolving line of credit. The agreement is to be used as described above and operates in substantially the same manner as the original agreement. The agreement expires on November 13, 2012. The Fund had no amounts outstanding as of April 30, 2012, or at any time during the period then ended.

8. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. Effective April 20, 2009, BNY Mellon transferred the assets of the Fund’s previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default

30

or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At April 30, 2012, the value of the securities on loan was $1,820,398, for which cash collateral was received and invested in accordance with the Lending Agreement. At April 30, 2012, the value of invested collateral was $873,887. These investments are presented on the statement of net assets under the caption “Securities Lending Collateral.”

9. Credit and Market Risk

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of April 30, 2012, there were no Rule 144A securities. Illiquid securities have been identified on the statement of net assets.

31

Notes to financial statements
Delaware U.S. Growth Fund

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to April 30, 2012 that would require recognition or disclosure in the Fund’s financial statements.

32

Other Fund information
(Unaudited)
Delaware U.S. Growth Fund

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Delaware Group® Adviser Funds (the Trust) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Trust, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2010. During the fiscal years ended October 31, 2009 and 2008, E&Y’s audit reports on the financial statements of the Trust did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trust and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Trust nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Trust’s financial statements.

33

About the organization

Board of trustees
Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments®
Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Drexel University
Philadelphia, PA
	Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA	Ann R. Leven Consultant ARL Associates New York, NY Frances A. Sevilla-Sacasa Chief Executive Officer Banco Itaú Europa International Miami, FL	Janet L. Yeomans Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers
David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Executive Vice President, General Counsel and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware U.S. Growth Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s website at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at www.delawareinvestments.com; and (ii) on the SEC’s website at www.sec.gov.

34

Semiannual report Delaware International Bond Fund April 30, 2012 Fixed income mutual fund
Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and, if available, its summary prospectus, which may be obtained by visiting www.delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware International Bond Fund at www.delawareinvestments.com.

Manage your investments online
24-hour access to your account information Obtain share prices Check your account balance and recent transactions Request statements or literature Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware International Bond Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Disclosure of Fund expenses	1
Security type/country allocation	3
Statement of net assets	5
Statement of assets and liabilities	15
Statement of operations	16
Statements of changes in net assets	18
Financial highlights	20
Notes to financial statements	25
Other Fund information	41
About the organization	42

Unless otherwise noted, views expressed herein are current as of April 30, 2012, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2012 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses
For the six-month period from November 1, 2011 to April 30, 2012

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from November 1, 2011 to April 30, 2012.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

Delaware International Bond Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	11/1/11	4/30/12	Expense Ratio	11/1/11 to 4/30/12*
Actual Fund return
Class A	$1,000.00	$1,009.40	1.10%	$5.50
Class C	1,000.00	1,005.60	1.85%	9.23
Class R	1,000.00	1,008.10	1.35%	6.74
Institutional Class	1,000.00	1,010.70	0.85%	4.25
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.39	1.10%	$5.52
Class C	1,000.00	1,015.66	1.85%	9.27
Class R	1,000.00	1,018.15	1.35%	6.77
Institutional Class	1,000.00	1,020.64	0.85%	4.27

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

2

Security type/country allocation
Delaware International Bond Fund	As of April 30, 2012

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type/country	Percentage of net assets
Corporate Bonds	44.06%
Australia	3.03%
Bermuda	0.61%
Brazil	3.29%
Canada	4.39%
Cayman Islands	1.69%
Chile	0.85%
France	3.58%
Indonesia	1.59%
Ireland	0.74%
Italy	1.21%
Luxembourg	3.47%
Mexico	1.68%
Netherlands	3.83%
Spain	0.15%
United Kingdom	3.85%
United States	10.10%
Regional Bonds	7.30%
Australia	5.64%
Canada	1.66%
Sovereign Bonds	38.77%
Brazil	0.97%
Canada	0.97%
Chile	2.62%
Colombia	1.16%
Finland	1.55%
Germany	7.14%
Indonesia	1.40%
Malaysia	0.92%
Mexico	5.27%
Norway	0.87%
Panama	1.20%
Peru	1.20%

3

Security type/country allocation

Security type/country	Percentage of net assets
Sovereign Bonds (continued)
Russia	1.64%
South Africa	1.43%
Sweden	0.47%
United Kingdom	9.41%
Uruguay	0.55%
Option Purchased	0.03%
Short-Term Investments	2.25%
Total Value of Securities	92.41%
Receivables and other Assets Net of Liabilities	7.59%
Total Net Assets	100.00%

4

Statement of net assets
Delaware International Bond Fund	April 30, 2012 (Unaudited)

	Principal amount°		Value (U.S. $)
ΔCorporate Bonds – 44.06%
Australia – 3.03%
BHP Billiton Finance USA 3.25% 11/21/21	USD	105,000	$108,845
Rio Tinto Finance USA 3.75% 9/20/21		90,000	95,557
# Woodside Finance 144A 8.75% 3/1/19		60,000	77,291
# Woolworths 144A 4.55% 4/12/21		85,000	93,465
			375,158
Bermuda – 0.61%
Weatherford Bermuda 5.125% 9/15/20		70,000	75,138
			75,138
Brazil – 3.29%
# Brasil Telecom144A 5.75% 2/10/22		202,000	207,554
Vale Overseas
4.375% 1/11/22		36,000	37,065
6.25% 1/23/17		140,000	161,979
			406,598
Canada – 4.39%
Barrick Gold
2.90% 5/30/16		115,000	120,707
#144A 3.85% 4/1/22		45,000	46,537
Canadian Natural Resources
3.45% 11/15/21		45,000	46,554
6.25% 3/15/38		25,000	31,315
Encana 3.90% 11/15/21		50,000	49,333
Teck Resources 4.75% 1/15/22		90,000	96,954
• TransCanada Pipelines 6.35% 5/15/67		145,000	151,528
			542,928
Cayman Islands – 1.69%
Noble Holding International 3.95% 3/15/22		125,000	127,242
Transocean 6.375% 12/15/21		70,000	82,121
			209,363
Chile – 0.85%
# CODELCO 144A 3.75% 11/4/20		100,000	104,680
			104,680
France – 3.58%
France Telecom 4.125% 9/14/21		85,000	87,630
# Pernod-Ricard 144A 4.45% 1/15/22		150,000	155,864

5

Statement of net assets
Delaware International Bond Fund

	Principal amount°		Value (U.S. $)
ΔCorporate Bonds (continued)
France (continued)
Total Capital International 2.875% 2/17/22	USD	125,000	$125,156
# Vivendi 144A 6.625% 4/4/18		65,000	73,780
			442,430
Indonesia – 1.59%
# Pertamina Persero 144A 6.00% 5/3/42		200,000	197,000
			197,000
Ireland – 0.74%
# Nara Cable Funding 144A 8.875% 12/1/18		100,000	92,000
			92,000
Italy – 1.21%
# ENI 144A 4.15% 10/1/20		150,000	149,890
			149,890
Luxembourg – 3.47%
ArcelorMittal 5.50% 3/1/21		80,000	78,934
Covidien International Finance 4.20% 6/15/20		50,000	55,356
# Schlumberger Investment 144A 3.30% 9/14/21		110,000	114,316
Tyco Electronics Group 3.50% 2/3/22		85,000	85,206
# Wind Acquisition Finance 144A 7.25% 2/15/18		100,000	95,250
			429,062
Mexico – 1.68%
America Movil 3.75% 6/28/17	EUR	145,000	207,910
			207,910
Netherlands – 3.83%
Cemex Finance Europe 4.75% 3/5/14	EUR	200,000	244,595
Koninklijke Philips Electronics 3.75% 3/15/22	USD	65,000	67,111
•# Rabobank 144A 11.00% 12/29/49		115,000	146,798
Syngenta Finance 3.125% 3/28/22		15,000	15,522
			474,026
Spain – 0.15%
Telefonica Emisiones 5.462% 2/16/21		20,000	18,829
			18,829
United Kingdom – 3.85%
# BG Energy Capital 144A 4.00% 12/9/20		100,000	107,233
Ensco 4.70% 3/15/21		105,000	114,781

6

		Principal amount°		Value (U.S. $)
ΔCorporate Bonds (continued)
United Kingdom (continued)
	HSBC Holdings 6.25% 3/19/18	EUR	100,000	$146,647
#	Ineos Finance 144A 8.375% 2/15/19	USD	100,000	107,500
				476,161
United States – 10.10%
	Burlington North Santa Fe 5.65% 5/1/17		30,000	35,358
	CenturyLink 6.45% 6/15/21		75,000	78,192
	Comcast 6.30% 11/15/17		35,000	42,506
	Commonwealth Edison 1.95% 9/1/16		45,000	46,062
	Coventry Health Care 5.45% 6/15/21		35,000	39,586
#	Crown Castle Towers 144A 4.883% 8/15/20		35,000	37,189
	CSX 5.60% 5/1/17		30,000	34,821
	Domtar 4.40% 4/1/22		10,000	10,078
	Dow Chemical 8.55% 5/15/19		30,000	39,836
	Enterprise Products Operating 6.30% 9/15/17		45,000	53,947
•	Fifth Third Capital Trust IV 6.50% 4/15/37		55,000	54,725
	General Electric Capital
	5.30% 2/11/21		40,000	44,124
	5.50% 2/1/17	NZD	30,000	25,428
	Hewlett-Packard 4.65% 12/9/21	USD	25,000	26,468
	International Paper 4.75% 2/15/22		40,000	42,783
	Jersey Central Power & Light 5.625% 5/1/16		50,000	56,543
	Kinder Morgan Energy Partners 6.00% 2/1/17		20,000	23,272
	Lowe’s 3.12% 4/15/22		30,000	30,479
	Molson Coors Brewing 2.00% 5/1/17		60,000	60,268
	National Semiconductor 6.60% 6/15/17		55,000	68,378
	Noble Energy 4.15% 12/15/21		20,000	20,965
#	SABMiller Holdings 144A 3.75% 1/15/22		200,000	208,424
	Safeway 4.75% 12/1/21		15,000	15,034
	SCANA 4.125% 2/1/22		15,000	15,283
	Stanley Black & Decker 3.40% 12/1/21		50,000	51,658
	UDR 4.625% 1/10/22		15,000	15,719
	Vornado Realty 5.00% 1/15/22		15,000	15,788
•	Wisconsin Energy 6.25% 5/15/67		55,000	56,850
				1,249,764
Total Corporate Bonds (cost $5,307,814)				5,450,937

7

Statement of net assets
Delaware International Bond Fund

	Principal amount°		Value (U.S. $)
ΔRegional Bonds – 7.30%
Australia – 5.64%
New South Wales Treasury
6.00% 4/1/15	AUD	135,000	$149,230
6.00% 4/1/19	AUD	276,000	320,417
Queensland Treasury 6.25% 6/14/19	AUD	100,000	116,858
Western Australia Treasury 7.00% 7/15/21	AUD	89,000	110,389
			696,894
Canada – 1.66%
Providence of Quebec 4.25% 12/1/21	CAD	185,000	205,608
			205,608
Total Regional Bonds (cost $874,940)			902,502

ΔSovereign Bonds – 38.77%
Brazil – 0.97%
Republic of Brazil 5.625% 1/7/41	USD	100,000	119,500
			119,500
Canada – 0.97%
Canadian Government Bond 3.75% 6/1/19	CAD	105,000	119,814
			119,814
Chile – 2.62%
Chile Government International Bond 5.50% 8/5/20	CLP	150,000,000	323,995
			323,995
Colombia – 1.16%
Colombia Government International Bond
8.125% 5/21/24	USD	100,000	143,400
			143,400
Finland – 1.55%
Finland Government Bond 3.875% 9/15/17	EUR	128,000	192,000
			192,000
Germany – 7.14%
Deutschland Republic
2.00% 1/4/22	EUR	107,000	147,101
2.50% 1/4/21	EUR	67,886	97,967
3.50% 7/4/19	EUR	233,000	359,211
6.25% 1/4/24	EUR	145,000	279,498
			883,777

8

	Principal amount°		Value (U.S. $)
ΔSovereign Bonds (continued)
Indonesia – 1.40%
Indonesia Treasury Bond 7.00% 5/15/27	IDR	1,500,000,000	$173,185
			173,185
Malaysia – 0.92%
Malaysia Government Bond 4.262% 9/15/16	MYR	330,000	113,434
			113,434
Mexico – 5.27%
Mexican Bonos 8.50% 5/31/29	MXN	4,429,000	393,405
Mexico Government International Bonds
4.75% 3/8/44	USD	110,000	113,355
5.125% 1/15/20		124,000	145,576
			652,336
Norway – 0.87%
Norway Government Bond 3.75% 5/25/21	NOK	540,000	107,683
			107,683
Panama – 1.20%
Panama Government International Bond
6.70% 1/26/36	USD	110,000	148,060
			148,060
Peru – 1.20%
Peruvian Government International Bond
7.125% 3/30/19		115,000	148,350
			148,350
Russia – 1.64%
# Russian Eurobond 144A 3.25% 4/4/17		200,000	203,250
			203,250
South Africa – 1.43%
South Africa Government Bond 7.25% 1/15/20	ZAR	1,400,000	177,136
			177,136
Sweden – 0.47%
Swedish Government Bond 3.00% 7/12/16	SEK	365,000	57,960
			57,960

9

Statement of net assets
Delaware International Bond Fund

	Principal amount°		Value (U.S. $)
ΔSovereign Bonds (continued)
United Kingdom – 9.41%
United Kingdom Gilt
1.75% 1/22/17	GBP	65,000	$108,843
4.00% 3/7/22	GBP	212,000	402,441
5.00% 3/7/25	GBP	314,200	653,453
			1,164,737
Uruguay – 0.55%
Uruguay Government International Bond
8.00% 11/18/22	USD	48,750	67,592
			67,592
Total Sovereign Bonds (cost $4,678,798)			4,796,209

	Number of contracts
Option Purchased – 0.03%
Call Option – 0.03%
U.S. 10 yr Futures Option, strike price
$132.50, expires 6/23/12 (JPMC)		8	3,125
Total Option Purchased
(Cost $2,773)			3,125

	Principal amount°
Short-Term Investments – 2.25%
≠Discount Notes – 0.59%
Federal Home Loan Bank
0.11% 5/25/12	USD	54,005	54,004
0.115% 6/29/12		19,766	19,764
			73,768
Repurchase Agreements – 1.66%
Bank of America 0.17%, dated 4/30/12,
to be repurchased on 5/1/12,
repurchase price $50,495
(collateralized by U.S. government
obligations 2.25%-4.125% 1/31/15-5/15/15;
market value $51,505)		50,495	50,495

10

	Principal amount°		Value (U.S. $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
BNP Paribas 0.17%, dated 4/30/12,
to be repurchased on 5/1/12,
repurchase price $154,506
(collateralized by U.S. government
obligations 0.00%-2.375% 7/26/12-10/31/16;
market value $157,595)	USD	154,505	$154,505
			205,000
Total Short-Term Investments (cost $278,763)			278,768

Total Value of Securities – 92.41%
(cost $11,143,088)			11,431,541
Receivables and Other Assets
Net of Liabilities – 7.59%			938,987 «
Net Assets Applicable to 1,356,847
Shares Outstanding – 100.00%			$12,370,528

Net Asset Value – Delaware International Bond Fund
Class A ($11,915,679 / 1,306,958 Shares)			$9.12
Net Asset Value – Delaware International Bond Fund
Class C ($377,649 / 41,422 Shares)			$9.12
Net Asset Value – Delaware International Bond Fund
Class R ($20,321/ 2,229 Shares)			$9.12
Net Asset Value – Delaware International Bond Fund
Institutional Class ($56,879 / 6,238 Shares)			$9.12

Components of Net Assets at April 30, 2012:
Shares of beneficial interest (unlimited authorization – no par)			$12,406,848
Accumulated net investment loss			(29,127)
Accumulated net realized loss on investments			(352,649)
Net unrealized appreciation of investments and derivatives			345,456
Total net assets			$12,370,528

11

Statement of net assets
Delaware International Bond Fund

°	Principal amount is stated in the currency in which each security is denominated.
Δ	Securities have been classified by country of origin.
#
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2012, the aggregate value of Rule 144A securities was $2,218,021, which represented 17.93% of the Fund’s net assets. See Note 11 in “Notes to financial statements.”

•	Variable rate security. The rate shown is the rate as April 30, 2012. Interest rates reset periodically.
≠	The rate shown is the effective yield at the time of purchase.
«	Includes foreign currency valued at $243,577 with a cost of $241,451, $579,834 for receivable for securities sold $257,146 for payable for securities purchased as of April 30, 2012.

Net Asset Value and Offering Price Per Share –
Delaware International Bond Fund
Net asset value Class A (A)	$9.12
Sales charges (4.50% of offering price) (B)	0.43
Offering price	$9.55

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchase of $100,000 or more.

12

The following foreign currency exchange contracts and swap contracts were outstanding at April 30, 2012:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BAML	AUD	(455,417)	USD	469,803	6/1/12	$(2,946)
BAML	BRL	540,330	USD	(284,261)	6/1/12	(2,826)
BAML	CAD	504,690	USD	(512,511)	6/1/12	(1,923)
BAML	EUR	674,491	USD	(892,230)	6/1/12	810
BAML	GBP	(180,000)	USD	291,528	6/1/12	(574)
BAML	JPY	232,983,260	USD	(2,866,377)	6/1/12	52,105
BAML	MXN	(2,897,385)	USD	220,419	6/1/12	(1,289)
BAML	NOK	(54,240)	USD	9,462	6/1/12	(5)
BAML	NZD	(24,573)	USD	19,970	6/1/12	(78)
BAML	SEK	337,675	USD	(50,064)	6/1/12	110
BAML	ZAR	(2,018,477)	USD	258,607	6/1/12	224
JPMC	CLP	(107,738,000)	USD	220,143	6/1/12	(2,396)
MSC	GBP	(65,333)	USD	105,326	6/1/12	(696)
						$40,516

Swap Contracts
CDS Contracts

			Annual		Unrealized
			Protection	Termination	Appreciation
Counterparty	Swap Referenced Obligation	Notional Value	Payments	Date	(Depreciation)
	Protection Purchased:
	Kingdom of Spain
MSC	5 yr CDS	$30,000	1.00%	3/20/17	$884
MSC	5 yr CDS	563,000	1.00%	9/20/16	15,116
MSC	Republic of France 5 yr CDS	121,000	0.25%	6/20/17	(210)
					$15,790

The use of foreign currency exchange contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 9 in “Notes to financial statements.”

13

Statement of net assets
Delaware International Bond Fund

Summary of abbreviations:
AUD — Australian Dollar
BAML — Bank of America Merrill Lynch
BRL — Brazilian Real
CAD — Canadian Dollar
CDS — Credit Default Swap
CLP — Chilean Peso
EUR — European Monetary Unit
GBP — British Pound Sterling
IDR — Indonesian Rupiah
JPMC — JPMorgan Chase Bank
JPY — Japanese Yen
MSC — Morgan Stanley Capital
MXN — Mexican Peso
MYR — Malaysian Ringgit
NOK — Norwegian Kroner
NZD — New Zealand Dollar
SEK — Swedish Krona
USD — United States Dollar
yr — Year
ZAR — South African Rand

See accompanying notes, which are an integral part of the financial statements.

14

Statement of assets and liabilities
Delaware International Bond Fund	April 30, 2012 (Unaudited)

Assets:
Investments, at value	$11,149,648
Option purchased, at value	3,125
Short-term investments, at value	278,768
Cash	795
Foreign currencies, at value	243,577
Receivable for fund shares sold	22,135
Receivable for securities sold	603,803
Unrealized gain on credit default swaps (including upfront payments $76,259)	92,049
Unrealized gain on foreign currency exchange contracts	43,608
Interest receivable	148,808
Due from DMC	27,973
Other accrued expenses	21,003
Total assets	12,635,292

Liabilities:
Payable for securities purchased	257,146
Unrealized loss on foreign currency exchange contracts	3,092
Distribution payable	96
Annual protection payments on credit default swap contracts	727
Due to manager and affiliates	3,068
Other liabilities	635
Total liabilities	264,764

Total Net Assets	$12,370,528

Investments, at cost	$10,861,552
Option purchased, at cost	2,773
Short-term investments, at cost	278,763
Foreign currencies, at cost	241,451

See accompanying notes, which are an integral part of the financial statements.

15

Statement of operations
Delaware International Bond Fund	Six months ended April 30, 2012 (Unaudited)

Investment Income:
Interest	$204,628

Expenses:
Registration fees	59,947
Management fees	36,148
Legal fees	23,931
Distribution expenses – Class A	16,288
Distribution expenses – Class C	1,169
Distribution expenses – Class R	34
Reports and statements to shareholders	13,014
Audit and tax	12,932
Dues and services	4,373
Custodian fees	4,093
Dividend disbursing and transfer agent fees and expenses	3,160
Accounting and administration expenses	2,179
Pricing fees	2,095
Trustees’ fees	284
Insurance fees	75
Consulting fees	27
Trustees’ expenses	19
179,768
Less fees waived	(114,981)
Less waived distribution expenses – Class A	(2,715)
Less waived distribution expenses – Class R	(5)
Less expense paid indirectly	(1)
Total operating expenses	62,066
Net Investment Income	142,562

16

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$69,358
Foreign currencies	95,750
Foreign currency exchange contracts	(302,493)
Futures contracts	(42,707)
Swap contracts	(29,716)
Options written	668
Net realized loss	(209,140)
Net change in unrealized appreciation (depreciation) on:
Investments	80,414
Foreign currencies	(7,535)
Foreign currency exchange contracts	91,326
Swap contracts	15,088
Net change in unrealized appreciation	179,293
Net Realized and Unrealized Loss	(29,847)

Net Increase in Net Assets Resulting from Operations	$112,715

See accompanying notes, which are an integral part of the financial statements.

17

Statements of changes in net assets
Delaware International Bond Fund

	Six Months	Year
	Ended	Ended
	4/30/12	10/31/11
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$142,562	$382,004
Net realized gain (loss)	(209,140)	2,587,604
Net change in unrealized appreciation (depreciation)	179,293	(2,889,582)
Net increase in net assets resulting from operations	112,715	80,026

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(2,416,465)	(951,076)
Class C	(40,044)	(1,007)
Class R	(150)	—
Institutional Class	(3,717)	(98)
	(2,460,376)	(952,181)

Capital Share Transactions:
Proceeds from shares sold:
Class A	1,544,441	20,541,599
Class C	226,050	179,034
Class R	19,977	36
Institutional Class	40,773	21,406

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	2,415,467	951,031
Class C	40,036	952
Class R	150	—
Institutional Class	3,717	98

Net assets from Reorganization*
Class A	—	—
	4,290,611	21,694,156

18

	Six Months	Year
	Ended	Ended
	4/30/12	10/31/11
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(74,181)	$(31,645,919)
Class C	(16,929)	(10,000)
Institutional Class	(112)	(5,502)
	(91,222)	(31,661,421)
Increase (Decrease) in net assets derived from
capital share transactions	4,199,389	(9,967,265)
Net Increase (Decrease) in Net Assets	1,851,728	(10,839,420)

Net Assets:
Beginning of period	10,518,800	21,358,220
End of period (including undistributed (accumulated)
net investment income (loss) of $(29,127) and
$2,259,711, respectively)	$12,370,528	$10,518,800

*See Note 7 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

19

Financial highlights
Delaware International Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2] Effective July 28, 2011, the Fund received all of the assets and liabilities of the Delaware Pooled® Trust – The International Fixed Income Portfolio (the Portfolio). The Class A shares financial highlights for the periods prior to July 28, 2011 reflect the performance of the Institutional Class shares of the Portfolio. Fees paid by Portfolio were less than Class A share fees, and performance would have been lower if Class A fees were paid. See Note 2 in “Notes to financial statements.”

[3] The average shares outstanding method has been applied for per share information.

See accompanying notes, which are an integral part of the financial statements.

20

Six Months Ended			Year Ended
4/30/12[1]	10/31/11[2]	10/31/10[2]	10/31/09[2]	10/31/08[2]	10/31/07[2]
(Unaudited)
$11.690	$12.140	$12.430	$11.570	$11.740	$10.940

0.122	0.269	0.279	0.876	0.265	0.245
(0.076)	(0.124)	0.752	1.173	0.189	0.686
0.046	0.145	1.031	2.049	0.454	0.931

(2.616)	(0.595)	(1.321)	(1.189)	(0.624)	(0.131)
(2.616)	(0.595)	(1.321)	(1.189)	(0.624)	(0.131)

$ 9.120	$11.690	$12.140	$12.430	$11.570	$11.740

0.94%	1.52%	9.33%	18.86%	4.04%	8.60%

$11,916	$10,337	$21,358	$19,538	$29,815	$32,169
1.10%	0.72%	0.60%	0.60%	0.60%	0.61%

3.22%	1.28%	0.81%	0.79%	0.72%	0.72%
2.58%	2.33%	2.48%	7.73%	2.22%	2.22%

0.46%	1.77%	2.27%	7.54%	2.10%	2.11%
87%	151%	31%	98%	26%	49%

4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value, and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

21

Financial highlights
Delaware International Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

		7/28/11[2]
	Six Months Ended	to
	4/30/12[1]	10/31/11
	(Unaudited)
Net asset value, beginning of period	$11.690	$12.020

Income (loss) from investment operations:
Net investment income (loss)[3]	0.086	(0.025)
Net realized and unrealized loss	(0.077)	(0.218)
Total from investment operations	0.009	(0.243)

Less dividends and distributions from:
Net investment income	(2.579)	(0.087)
Total dividends and distributions	(2.579)	(0.087)

Net asset value, end of period	$ 9.120	$11.690

Total return[4]	0.56%	(2.03% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$378	$166
Ratio of expenses to average net assets	1.85%	1.85%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	3.92%	3.84%
Ratio of net investment income (loss) to average net assets	1.83%	(0.81% )
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly	(0.24% )	(2.80% )
Portfolio turnover	87%	151% [5]

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.

[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflect a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5] Portfolio Turnover is representative of the Fund for the period November 1, 2010 through October 31, 2011.

See accompanying notes, which are an integral part of the financial statements.

22

Delaware International Bond Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

		7/28/11[2]
	Six Months Ended	to
	4/30/12[1]	10/31/11
	(Unaudited)
Net asset value, beginning of period	$11.690	$12.020

Income (loss) from investment operations:
Net investment income (loss)[3]	0.101	(0.013)
Net realized and unrealized loss	(0.068)	(0.215)
Total from investment operations	0.033	(0.228)

Less dividends and distributions from:
Net investment income	(2.603)	(0.102)
Total dividends and distributions	(2.603)	(0.102)

Net asset value, end of period	$ 9.120	$11.690

Total return[4]	0.81%	(1.91% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$20	$—
Ratio of expenses to average net assets	1.35%	1.35%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	3.52%	3.44%
Ratio of net investment income (loss) to average net assets	2.33%	(0.31% )
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly	0.16%	(2.40% )
Portfolio turnover	87%	151% [5]

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.

[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects, waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

[5] Portfolio Turnover is representative of the Fund for the period November 1, 2010 through October 31, 2011.

See accompanying notes, which are an integral part of the financial statements.

23

Financial highlights
Delaware International Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

		7/28/11[2]
	Six Months Ended	to
	4/30/12[1]	10/31/11
	(Unaudited)
Net asset value, beginning of period	$11.690	$12.020

Income (loss) from investment operations:
Net investment income[3]	0.137	0.006
Net realized and unrealized loss	(0.079)	(0.218)
Total from investment operations	0.058	(0.212)

Less dividends and distributions from:
Net investment income	(2.628)	(0.118)
Total dividends and distributions	(2.628)	(0.118)

Net asset value, end of period	$ 9.120	$11.690

Total return[4]	1.07%	(1.77% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$57	$16
Ratio of expenses to average net assets	0.85%	0.85%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	2.92%	2.84%
Ratio of net investment income to average net assets	2.83%	0.19%
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly	0.76%	(1.80% )
Portfolio turnover	87%	151% [5]

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.

[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflect a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5] Portfolio Turnover is representative of the Fund for the period November 1, 2010 through October 31, 2011.

See accompanying notes, which are an integral part of the financial statements.

24

Notes to financial statements
Delaware International Bond Fund	April 30, 2012 (Unaudited)

Delaware Group® Adviser Funds (Trust) is organized as Delaware statutory trust and offers three series: Delaware Diversified Income Fund, Delaware International Bond Fund and Delaware U.S. Growth Fund. These financial statements and the related notes pertain to the Delaware International Bond Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek total return.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Short-term debt securities are valued using the evaluated mean. Other debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Foreign currency exchange contracts are valued at the mean between the bid and ask price, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements,

25

Notes to financial statements
Delaware International Bond Fund

1. Significant Accounting Policies (continued)

aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (October 31, 2008–October 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting — Investment income, common expenses and realized and unrealized gains (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other-party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on April 30, 2012.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally isolates that portion of realized gains and losses on investments in debt securities, which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at

26

the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. The Fund declares and pays dividends from net investment income monthly and distributions from net realized gain on investments, if any, annually. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended April 30, 2012.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended April 30, 2012, the Fund earned $1 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 fees, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) do not exceed 0.85% of average daily net assets of the Fund through February 28, 2013. This expense waiver and reimbursement may only be terminated by agreement of the Fund’s Board and DMC. This expense waiver and reimbursement apply only to expenses paid directly by the Fund.

27

Notes to financial statements
Delaware International Bond Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the six months ended April 30, 2012, the Fund was charged $274 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly asset-based fee for these services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares and 0.60% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to limit the Class A and Class R shares 12b-1 fees through February 28, 2013 to no more than 0.25% and 0.50% of their respective average daily net assets.

At April 30, 2012, the Fund had receivables due from or liabilities payable to affiliates as follows:

Receivable from DMC under expense limitation agreement	$27,973
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	276
Distribution fees payable to DDLP	2,688
Other expenses payable to DMC and affiliates*	104

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended April 30, 2012, the Fund was charged $ 155 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended April 30, 2012, DDLP earned $2,468 for commissions on sales of the Fund’s Class A shares. For the six months ended April 30, 2012, DDLP received gross CDSC commissions of $79 on redemptions of the Fund’s Class C shares, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares.

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Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended April 30, 2012, the Fund made purchases of $9,101,070 and sales of $8,235,968 of investment securities other than U.S. government securities and short-term investments. For the six months ended April 30, 2012, the Fund made purchases of $758,806 and sales of $755,452 of long-term U.S. government securities.

At April 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At April 30, 2012, the cost of investments was $11,178,394. At April 30, 2012, net unrealized appreciation was $253,147, of which $377,664 related to unrealized appreciation and $124,517 related to unrealized depreciation.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1	–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2	–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

29

Notes to financial statements
Delaware International Bond Fund

3. Investments (continued)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of April 30, 2012:

	Level 1	Level 2	Total
Corporate Bonds	$—	$5,450,937	$5,450,937
Foreign Debt	—	5,698,711	5,698,711
Option Purchased	3,125	—	3,125
Short-Term Investments	—	278,768	278,768
Total	$3,125	$11,428,416	$11,431,541

Foreign Currency Exchange Contracts	$—	$40,516	$40,516
Swap Contracts	—	15,790	15,790

There were no unobservable inputs used to value investments at the beginning or end of the period. During the six months ended April 30, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

In May 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. ASU No. 2011-04 requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, iii) quantitative information about significant unobservable inputs used, iv) a description of the valuation processes used by the reporting entity and v) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011. Management is currently evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

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4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended April 30, 2012 and the year ended October 31, 2011 was as follows:

	Six Months	Year
	Ended	Ended
	4/30/12*	10/31/11
Ordinary income	$2,460,376	$952,181

*Tax information for the six months ended April 30, 2012 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of April 30, 2012, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$12,406,848
Realized losses 11/1/11–4/30/12	(18,314)
Capital loss carryforwards as of 10/31/11	(299,029)
Other temporary differences	(78,159)
Unrealized appreciation	359,182
Net assets	$12,370,528

The differences between book basis and tax basis components of net assets are primarily attributable to mark-to-market of foreign currency exchange contracts, tax deferral of losses on straddles, tax treatment of market discount and premium on debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment gain (loss) on foreign currency transactions, market discount and premium on certain debt instruments operating losses, dividends and distributions. Results of operations and net assets were not affected by these reclassifications. For the six months ended April 30, 2012, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Accumulated net investment loss	$28,976
Accumulated net realized loss	181,325
Paid in capital	(210,301)

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Notes to financial statements
Delaware International Bond Fund

5. Components of Net Assets on a Tax Basis (continued)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at October 31, 2011 will expire as follows: $254,415 expires in 2014, $21,289 expires in 2016 and $23,325 expires in 2017.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	4/30/12	10/31/11
Shares Sold:
Class A	161,818	1,743,017
Class C	24,574	14,949
Class R	2,209	3
Institutional Class	4,501	1,808

Shares issued upon reinvestment of dividends and distributions:
Class A	268,623	86,604
Class C	4,456	80
Class R	17	—
Institutional Class	413	8
	466,611	1,846,469

Shares repurchased:
Class A	(7,732)	(2,704,637)
Class C	(1,816)	(821)
Institutional Class	(13)	(479)
	(9,561)	(2,705,937)
Net increase (decrease)	457,050	(859,468)

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7. Fund Reorganization

Following the close of business on July 28, 2011, pursuant to a Plan of Reorganization (Reorganization), the Fund received all of the assets and liabilities of The International Fixed Income Portfolio, a series of the Delaware Pooled® Trust (Portfolio). The shareholders of the Portfolio received Class A shares of the Fund with an aggregate net asset value equal to the aggregate net asset value of their shares in the Portfolio immediately prior to the Reorganization, shown as in the following table:

	Shares Prior to	Shares After
	Reorganization	Reorganization	Value
Class A	—	866,702	$10,430,781
Institutional Class	866,702	—	10,430,781

The Reorganization was treated as a tax-free reorganization for federal income purposes and, accordingly, the basis of the assets of the Fund reflected the historical basis of the assets of the Portfolio as of the date of the Reorganization. For financial reporting purposes, the Portfolio’s operating history prior to the Reorganization is reflected in the Fund’s financial statements and financial highlights. The net assets, net unrealized appreciation and accumulated net realized loss of the Portfolio as of the close of business on July 28, were as follows:

Net assets	$10,480,781
Accumulated net realized loss	1,890,587
Net unrealized appreciation	942,547

8. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $100,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. The line of credit under the agreement expired on November 15, 2011.

On November 15, 2011, the Fund, along with the other Participants, entered into an amendment to the agreement for a $125,000,000 revolving line of credit. The agreement is to be used as described above and operates in substantially the same manner as the original agreement. The agreement expires on November 13, 2012. The Fund had no amounts outstanding as of April 30, 2012, or at any time during the period then ended.

9. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

33

Notes to financial statements
Delaware International Bond Fund

9. Derivatives (continued)

Foreign Currency Exchange Contracts — The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. No futures contracts were outstanding at April 30, 2012.

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Options Contracts — During the six months ended April 30, 2012, the Fund entered into option contracts in the normal course of pursuing its investment objective. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps “swaptions,” financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

Transactions in options written during the six months ended April 30, 2012 for the Fund were as follows:

	Number of
	Contracts	Premium
Options outstanding at October 31, 2011	—	$—
Options written	2	1,128
Options expired	(2)	(1,128)
Options outstanding at April 30, 2012	—	$—

Swap Contracts — The Fund enters into CDS contracts in the normal course of pursuing its investment objective. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

35

Notes to financial statements
Delaware International Bond Fund

9. Derivatives (continued)

During the six months ended April 30, 2012, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment, such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. At April 30, 2012, net unrealized appreciation of CDS contracts was $15,790. If a credit event had occurred for all open swap transactions where collateral posting was required as of April 30, 2012, the Fund would have received $714,000 less the value of the contracts’ related reference obligations.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swaps Generally. Because there are generally no organized markets for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the statement of net assets.

Fair values of derivative instruments as of April 30, 2012 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Assets and		Statement of Assets and
	Liabilities Location	Fair Value	Liabilities Location	Fair Value
Forward currency exchange
contracts (Foreign currency
exchange contracts	Unrealized gain on foreign currency exchange contracts	$43,608	Unrealized loss on foreign currency exchange contracts	$(3,092)
Credit contracts
(Swap contracts)	Unrealized gain on swap contracts	15,790	Unrealized loss on swap contracts	—
Total		$59,398		$(3,092)

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The effect of derivative instruments on the statement of operations for the six months ended April 30, 2012 was as follows:

			Change in
			Unrealized
		Realized Gain	Appreciation
		or Loss on	(Depreciation)
		Derivatives	on Derivatives
	Location of Gain or Loss on	Recognized in	Recognized in
	Derivatives Recognized in Income	Income	Income
Forward currency exchange
contracts (Foreign currency
exchange contracts)	Net realized loss on foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(302,493)	$91,326
Interest rate contracts
(Futures contracts)	Net realized loss on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(42,707)	—
Equity contracts
(Options written)	Net realized gain on options written and net change in unrealized appreciation (depreciation) of options written	668	—
Credit contracts
(Swap contracts)	Net realized loss on swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(29,716)	15,088
Total		$(374,248)	$106,414

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Fund during the six months ended April 30, 2012. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended April 30, 2012.

37

Notes to financial statements
Delaware International Bond Fund

9. Derivatives (continued)

For the six month ended April 30, 2012, the Fund’s average volume of derivative activities is as follows:

	Asset	Liability
	Derivative	Derivative
	Volume	Volume
Forward foreign currency exchange contracts (average cost)	$3,800,227	$912,101
Futures contracts (average notional value)	197,669	98,815
Option contracts (average notional value)	88	146
Swap contracts (average notional value)	—	326,935

10. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of

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investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up this shortfall.

During the six months ended April 30, 2012, the Fund had no securities out on loan.

11. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest a portion of its net assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s and/or Baa by Moody’s Investor Services Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

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Notes to financial statements
Delaware International Bond Fund

11. Credit and Market Risk (continued)

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMCs the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of April 30, 2012, no securities have been determined to be illiquid under the Fund’s Liquidity Procedures. Rule 144A securities have been identified on the statement of net assets.

12. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

13. Subsequent Events

Management has determined that no other material events or transactions occurred subsequent to April 30, 2012 that would require recognition or disclosure in the Fund’s financial statements.

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Other Fund information
(Unaudited)
Delaware International Bond Fund

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) resigned as the independent registered public accounting firm for The International Fixed Income Portfolio (the Portfolio) of Delaware Pooled® Trust (the Trust) effective May 20, 2010. The Portfolio was reorganized into Delaware International Bond Fund (the Fund) on July 28, 2011. Information in the Fund’s financial statements for periods prior to July 28, 2011 relates to the Portfolio. At a meeting held on May 20, 2010, the Board of Trustees of the Trust, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Portfolio for the fiscal year ending October 31, 2010. During the fiscal years ended October 31, 2009 and 2008, E&Y’s audit reports on the financial statements of the Portfolio did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trust and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Trust nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Portfolio’s financial statements.

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About the organization

Board of trustees
Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments®
Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Drexel University
Philadelphia, PA
	Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA	Ann R. Leven Consultant ARL Associates New York, NY Frances A. Sevilla-Sacasa Chief Executive Officer Banco Itaú Europa International Miami, FL	Janet L. Yeomans Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers
David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Executive Vice President, General Counsel and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware International Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s website at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at www.delawareinvestments.com; and (ii) on the SEC’s website at www.sec.gov.

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Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

     Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

     Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: DELAWARE GROUP® ADVISER FUNDS

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	July 2, 2012

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	July 2, 2012

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	July 2, 2012